UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments

International Funds	January 31, 2019

T. ROWE PRICE INTERNATIONAL STOCK FUND

Unaudited

Portfolio of Investments‡

(Cost and value in $000s)

| | Shares | $ Value |
|---|---|---|
| **ARGENTINA 0.4%** | | |
| **Common Stocks 0.4%** | | |
| Globant (USD)(1) | 849,294 | 57,412 |
| **Total Argentina (Cost $44,598)** | | **57,412** |
| **AUSTRALIA 2.2%** | | |
| **Common Stocks 2.2%** | | |
| AMCOR | 19,236,081 | 190,989 |
| South32 | 44,060,483 | 112,740 |
| **Total Australia (Cost $234,279)** | | **303,729** |
| **AUSTRIA 1.0%** | | |
| **Common Stocks 1.0%** | | |
| Erste Group Bank | 4,083,329 | 142,530 |
| **Total Austria (Cost $128,835)** | | **142,530** |
| **BRAZIL 1.3%** | | |
| **Common Stocks 1.3%** | | |
| Banco Bradesco, ADR (USD) | 11,136,800 | 138,319 |
| StoneCo, Class A (USD)(1)(2) | 1,693,329 | 37,457 |
| **Total Brazil (Cost $122,685)** | | **175,776** |
| **CANADA 5.3%** | | |
| **Common Stocks 5.3%** | | |
| Canadian Natural Resources (2) | 4,587,800 | 123,149 |
| Canadian Pacific Railway | 544,048 | 111,509 |
| Magna International (USD) | 3,840,460 | 203,199 |
| Restaurant Brands International (USD)(2) | 2,195,029 | 137,518 |
| Seven Generations Energy, Class A (1) | 10,971,594 | 85,171 |
| TransCanada (USD) | 1,786,500 | 75,962 |
| **Total Canada (Cost $742,436)** | | **736,508** |

| | | |
|---|---|---|
| **CHINA 7.0%** | | |
| **Common Stocks 5.2%** | | |
| Alibaba Group Holding, ADR (USD)(1)(2) | 1,611,523 | 271,525 |
| China Mengniu Dairy (HKD) | 23,220,000 | 71,921 |
| China Overseas Land & Investment (HKD) | 21,634,000 | 81,606 |
| Ctrip.com International, ADR (USD)(1)(2) | 1,472,673 | 49,040 |
| Tencent Holdings (HKD) | 5,592,000 | 248,926 |
| | | 723,018 |
| **Common Stocks - China A Shares 1.6%** | | |
| BTG Hotels Group (CNH) | 15,562,488 | 34,968 |
| Gree Electric Appliances of Zhuhai (CNH) (1) | 14,005,857 | 87,535 |
| Kweichow Moutai (CNH) | 1,032,040 | 106,576 |
| | | 229,079 |
| **Convertible Preferred Stocks 0.2%** | | |
| Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15, Cost: $15,060 (USD)(1)(3)(4) | 549,113 | 26,352 |
| | | 26,352 |
| **Total China (Cost $546,042)** | | **978,449** |
| **FINLAND 0.8%** | | |
| **Common Stocks 0.8%** | | |
| Sampo, A Shares | 2,342,978 | 107,344 |
| **Total Finland (Cost $101,176)** | | **107,344** |
| **FRANCE 6.0%** | | |
| **Common Stocks 6.0%** | | |
| Air Liquide | 1,162,743 | 141,156 |
| Airbus | 1,053,661 | 121,445 |
| BNP Paribas | 2,105,680 | 99,232 |
| Dassault Aviation | 70,951 | 105,495 |
| LVMH Moet Hennessy Louis Vuitton | 94,022 | 30,162 |
| Schneider Electric | 890,006 | 63,299 |
| Thales | 2,004,703 | 221,698 |

| | | |
|---|---|---|
| Ubisoft Entertainment (1) | 582,052 | 51,655 |
| **Total France (Cost $745,182)** | | **834,142** |

## GERMANY 5.8%

| | | |
|---|---|---|
| **Common Stocks 5.6%** | | |
| Bayer | 2,866,568 | 217,273 |
| Fresenius | 1,599,661 | 82,942 |
| Infineon Technologies | 1,943,886 | 43,239 |
| Knorr-Bremse (1) | 589,966 | 58,376 |
| Merck | 905,281 | 95,053 |
| Scout24 (5) | 1,484,802 | 69,806 |
| Telefonica Deutschland Holding | 21,847,775 | 76,595 |
| Wirecard | 476,118 | 78,949 |
| Zalando (1)(5) | 2,150,767 | 65,627 |
| | | **787,860** |
| **Preferred Stocks 0.2%** | | |
| Sartorius (6) | 162,095 | 24,333 |
| | | **24,333** |
| **Total Germany (Cost $778,000)** | | **812,193** |

## HONG KONG 4.7%

| | | |
|---|---|---|
| **Common Stocks 4.7%** | | |
| AIA Group | 36,233,200 | 327,168 |
| CK Hutchison Holdings | 13,032,072 | 131,614 |
| Jardine Matheson Holdings (USD) | 2,924,600 | 195,640 |
| **Total Hong Kong (Cost $466,702)** | | **654,422** |

## INDIA 4.4%

| | | |
|---|---|---|
| **Common Stocks 4.4%** | | |
| Axis Bank (1) | 13,977,925 | 142,043 |
| Housing Development Finance | 9,367,485 | 253,405 |
| Maruti Suzuki India | 62,124 | 5,813 |
| NTPC | 84,380,620 | 166,036 |
| Yes Bank | 16,235,212 | 44,550 |

| | | |
|---|---|---|
| **Total India (Cost $403,589)** | | **611,847** |
| **INDONESIA 2.0%** | | |
| **Common Stocks 2.0%** | | |
| Bank Central Asia | 94,591,500 | 191,350 |
| Sarana Menara Nusantara | 1,538,415,200 | 93,097 |
| **Total Indonesia (Cost $136,620)** | | **284,447** |
| **ITALY 0.8%** | | |
| **Common Stocks 0.8%** | | |
| Banca Mediolanum | 19,091,113 | 116,474 |
| **Total Italy (Cost $147,940)** | | **116,474** |
| **JAPAN 14.6%** | | |
| **Common Stocks 14.6%** | | |
| Bridgestone | 1,535,500 | 59,103 |
| Chugai Pharmaceutical | 1,510,800 | 89,207 |
| Daiichi Sankyo | 1,015,000 | 35,208 |
| Disco | 400,900 | 59,516 |
| en-japan | 1,073,900 | 40,390 |
| Fujitsu General (7) | 5,764,900 | 74,185 |
| Hoshizaki | 277,400 | 19,699 |
| Inpex | 5,718,600 | 54,970 |
| Japan Tobacco | 2,705,000 | 68,479 |
| Kansai Paint | 1,986,700 | 34,861 |
| Koito Manufacturing | 1,010,700 | 60,868 |
| Kusuri no Aoki Holdings | 446,600 | 29,636 |
| Mitsubishi Electric | 11,863,500 | 149,282 |
| Murata Manufacturing | 893,400 | 134,203 |
| Nippon Telegraph & Telephone | 4,372,100 | 187,949 |
| Outsourcing (2) | 1,807,800 | 20,755 |
| Persol Holdings | 4,654,900 | 82,884 |
| Renesas Electronics (1) | 7,053,300 | 40,666 |
| Sega Sammy Holdings | 2,790,900 | 39,332 |

| | | |
|---|---|---|
| Seven & I Holdings | 5,201,200 | 226,476 |
| Stanley Electric | 2,585,400 | 75,093 |
| Suzuki Motor | 935,800 | 48,868 |
| Takeda Pharmaceutical | 6,664,611 | 269,072 |
| Terumo | 1,228,400 | 70,132 |
| Yahoo Japan | 27,839,400 | 75,249 |
| **Total Japan (Cost $1,941,497)** | | **2,046,083** |

**NETHERLANDS 4.3%**

**Common Stocks 4.3%**

| | | |
|---|---|---|
| ASML Holding | 954,602 | 166,928 |
| Koninklijke Philips | 4,299,908 | 169,524 |
| NXP Semiconductors (USD) | 3,040,672 | 264,630 |
| **Total Netherlands (Cost $517,642)** | | **601,082** |

**PERU 0.7%**

**Common Stocks 0.7%**

| | | |
|---|---|---|
| Credicorp (USD) | 375,766 | 91,229 |
| **Total Peru (Cost $70,946)** | | **91,229** |

**PHILIPPINES 0.4%**

**Common Stocks 0.4%**

| | | |
|---|---|---|
| SM Investments | 2,953,100 | 56,334 |
| **Total Philippines (Cost $48,179)** | | **56,334** |

**PORTUGAL 1.7%**

**Common Stocks 1.7%**

| | | |
|---|---|---|
| Galp Energia | 7,230,953 | 112,980 |
| Jeronimo Martins | 8,943,592 | 126,750 |
| **Total Portugal (Cost $255,995)** | | **239,730** |

## SAUDI ARABIA 0.3%

| | | |
|---|---|---|
| **Common Stocks 0.3%** | | |
| Al Rajhi Bank | 1,528,131 | 41,286 |
| **Total Saudi Arabia (Cost $34,425)** | | **41,286** |

## SOUTH AFRICA 3.3%

| | | |
|---|---|---|
| **Common Stocks 3.3%** | | |
| FirstRand | 18,794,502 | 98,761 |
| Naspers, N Shares | 1,590,229 | 367,858 |
| **Total South Africa (Cost $405,694)** | | **466,619** |

## SOUTH KOREA 3.5%

| | | |
|---|---|---|
| **Common Stocks 3.5%** | | |
| LG Household & Health Care | 76,517 | 87,059 |
| NAVER | 1,564,780 | 191,819 |
| Samsung Electronics | 4,932,725 | 205,666 |
| **Total South Korea (Cost $333,372)** | | **484,544** |

## SPAIN 2.2%

| | | |
|---|---|---|
| **Common Stocks 2.2%** | | |
| Amadeus IT Group | 2,248,207 | 163,486 |
| CaixaBank | 20,533,157 | 77,656 |
| Grifols, ADR (USD) | 3,499,604 | 65,162 |
| **Total Spain (Cost $245,155)** | | **306,304** |

## SWEDEN 2.8%

| | | |
|---|---|---|
| **Common Stocks 2.8%** | | |
| Essity, B Shares | 11,052,889 | 305,818 |
| Hexagon, B Shares | 1,738,137 | 85,119 |
| **Total Sweden (Cost $311,419)** | | **390,937** |

## SWITZERLAND 6.3%

**Common Stocks 6.3%**

| | | |
|---|---|---|
| dormakaba Holding | 99,013 | 65,226 |
| Julius Baer Group | 2,661,205 | 106,960 |
| Lonza Group | 542,145 | 143,234 |
| Nestle | 2,867,609 | 250,009 |
| Roche Holding | 331,020 | 88,063 |
| UBS Group | 17,710,158 | 229,589 |
| **Total Switzerland (Cost $900,721)** | | **883,081** |

## TAIWAN 2.3%

**Common Stocks 2.3%**

| | | |
|---|---|---|
| Largan Precision | 741,000 | 94,217 |
| Taiwan Semiconductor Manufacturing | 31,335,000 | 232,442 |
| **Total Taiwan (Cost $185,863)** | | **326,659** |

## THAILAND 0.7%

**Common Stocks 0.7%**

| | | |
|---|---|---|
| CP ALL | 38,379,300 | 95,511 |
| **Total Thailand (Cost $43,586)** | | **95,511** |

## UNITED ARAB EMIRATES 0.5%

**Common Stocks 0.5%**

| | | |
|---|---|---|
| First Abu Dhabi Bank | 18,374,890 | 73,829 |
| **Total United Arab Emirates (Cost $51,353)** | | **73,829** |

## UNITED KINGDOM 7.6%

**Common Stocks 7.6%**

| | | |
|---|---|---|
| AstraZeneca, ADR (USD) | 1,475,000 | 53,956 |
| British American Tobacco | 6,049,671 | 213,251 |
| Burberry Group | 2,861,830 | 67,650 |
| ConvaTec Group (5) | 25,521,016 | 47,848 |
| Farfetch, Class A (USD)(1)(2) | 1,446,756 | 29,152 |

| | | |
|---|---|---|
| LivaNova (USD)(1) | 675,643 | 62,375 |
| London Stock Exchange Group | 2,009,725 | 120,866 |
| Playtech | 1,939,589 | 9,863 |
| Prudential | 5,570,565 | 108,939 |
| Reckitt Benckiser Group | 1,331,936 | 102,485 |
| Smith & Nephew | 8,571,328 | 161,472 |
| Vodafone Group | 46,110,534 | 84,096 |
| **Total United Kingdom (Cost $1,189,307)** | | **1,061,953** |

**UNITED STATES 4.7%**

**Common Stocks 4.7%**

| | | |
|---|---|---|
| Booking Holdings (1)(2) | 72,841 | 133,504 |
| Liberty Latin America, Class C (1)(2) | 4,121,933 | 72,051 |
| Linde (EUR) | 711,157 | 115,342 |
| Mastercard, Class A | 722,600 | 152,563 |
| Philip Morris International | 973,490 | 74,686 |
| Waste Connections | 1,233,200 | 103,046 |
| **Total United States (Cost $471,350)** | | **651,192** |

**SHORT-TERM INVESTMENTS 2.2%**

**Money Market Funds 2.2%**

| | | |
|---|---|---|
| T. Rowe Price Government Reserve Fund, 2.44% (7)(8) | 313,343,212 | 313,343 |
| **Total Short-Term Investments (Cost $313,343)** | | **313,343** |

**SECURITIES LENDING COLLATERAL 0.9%**

**Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 0.9%**

**Short-Term Funds 0.9%**

| | | |
|---|---|---|
| T. Rowe Price Short-Term Fund, 2.62% (7)(8) | 11,875,210 | 118,752 |
| Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank | | 118,752 |
| **Total Securities Lending Collateral (Cost $118,752)** | | **118,752** |

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended January 31, 2019.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended January 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at January 31, 2019, totaled $599,000 for the period ended January 31, 2019.

NOTE 3 – DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in derivatives, such as bilateral swaps, forward currency exchange contracts, or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the same business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. Collateral posted or received by the fund is held in a segregated account by the fund’s custodian. As of January 31, 2019, no collateral had been posted by the fund to counterparties for bilateral derivatives. As of January 31, 2019, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $760,000 cash.

While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions.

Forward Currency Exchange Contracts
The fund uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging market countries; at period-end, approximately 26% of the fund’s net assets were invested in emerging markets. Emerging markets generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At January 31, 2019, the value of loaned securities was $117,270,000, including securities sold but not yet settled, which are not reflected in the accompanying Portfolio of Investments; the value of cash collateral and related investments was $118,752,000.

NOTE 5 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

Unaudited

**Portfolio of Investments‡**

(Cost and value in $000s)

| | Shares | $ Value |
|---|---|---|
| **ARGENTINA 1.0%** | | |
| **Common Stocks 1.0%** | | |
| MercadoLibre (USD) (1)(2) | 213,200 | 77,605 |
| **Total Argentina (Cost $19,676)** | | **77,605** |
| **AUSTRALIA 2.6%** | | |
| **Common Stocks 2.6%** | | |
| ALS | 7,936,717 | 42,027 |
| Cochlear | 346,872 | 49,022 |
| NEXTDC (2) | 6,199,099 | 31,023 |
| oOh!media | 8,520,854 | 22,239 |
| Pendal Group | 3,520,672 | 19,268 |
| Quintis (2)(3) | 11,549,108 | – |
| Steadfast Group | 15,003,694 | 28,871 |
| **Total Australia (Cost $188,069)** | | **192,450** |
| **BELGIUM 0.2%** | | |
| **Common Stocks 0.2%** | | |
| Biocartis (2)(4) | 946,992 | 13,238 |
| **Total Belgium (Cost $11,888)** | | **13,238** |
| **BRAZIL 2.8%** | | |
| **Common Stocks 2.2%** | | |
| Azul, ADR (USD) (2) | 1,123,450 | 33,984 |
| Iguatemi Empresa de Shopping Centers | 3,058,100 | 37,367 |
| Odontoprev | 8,410,000 | 37,715 |
| StoneCo, Class A (USD) (2) | 916,552 | 20,274 |
| Transmissora Alianca de Energia Eletrica, Equity Units | 4,761,277 | 33,594 |
| | | 162,934 |

| | | |
|---|---|---|
| **Preferred Stocks 0.6%** | | |
| Marcopolo (5)(6) | 38,954,583 | 43,605 |
| | | **43,605** |
| **Total Brazil (Cost $153,298)** | | **206,539** |
| **CANADA 4.5%** | | |
| **Common Stocks 4.5%** | | |
| Altus Group | 1,542,100 | 28,942 |
| CAE | 1,498,800 | 31,848 |
| Canada Goose Holdings (USD) (1)(2) | 542,900 | 27,937 |
| Computer Modelling Group | 755,400 | 3,915 |
| Descartes Systems Group (2) | 1,041,400 | 32,369 |
| DIRTT Environmental Solutions (1)(2)(6) | 7,939,570 | 42,116 |
| Seven Generations Energy, Class A (2) | 1,936,530 | 15,033 |
| Shopify, Class A (2) | 539,843 | 90,873 |
| Spin Master (2)(4)(6) | 1,907,925 | 60,420 |
| **Total Canada (Cost $253,977)** | | **333,453** |
| **CHINA 9.8%** | | |
| **Common Stocks 8.0%** | | |
| 3SBio (HKD) (4) | 21,682,500 | 36,322 |
| 58.com, ADR (USD) (2) | 864,667 | 54,820 |
| Baozun, ADR (USD) (1)(2) | 1,189,449 | 42,582 |
| Country Garden Services Holdings (HKD) (2) | 73,898,000 | 114,475 |
| Fufeng Group (HKD) (1) | 39,677,000 | 17,650 |
| Haier Electronics Group (HKD) | 17,301,000 | 49,703 |
| Hope Education Group (HKD) (2)(4) | 166,528,000 | 20,467 |
| Huazhu Group, ADR (USD) (1) | 1,260,084 | 40,008 |
| Innovent Biologics (HKD) (2)(4) | 2,588,153 | 6,464 |
| Lonking Holdings (HKD) | 82,723,000 | 27,957 |
| Luthai Textile, B Shares (HKD) (6) | 19,948,219 | 23,736 |
| Sinopec Engineering Group, H Shares (HKD) | 43,433,500 | 42,694 |
| Sinotrans, H Shares (HKD) | 61,103,000 | 28,132 |
| TravelSky Technology, H Shares (HKD) | 15,835,000 | 43,011 |
| TuanChe, ADR (USD) (2) | 536,187 | 3,464 |
| Wise Talent Information Technology (HKD) (1)(2) | 13,170,000 | 43,973 |
| | | **595,458** |
| **Common Stocks - China A Shares 1.8%** | | |
| BTG Hotels Group (7) | 6,900,000 | 15,507 |
| BTG Hotels Group (CNH) | 4,149,600 | 9,324 |
| Changzhou Xingyu Automotive Lighting Systems (7) | 4,347,787 | 33,755 |

## GERMANY 5.5%

**Common Stocks 5.5%**

| | | |
|---|---|---|
| ADO Properties (4) | 440,553 | 26,446 |
| AIXTRON (2)(6) | 7,210,401 | 71,900 |
| Aumann (4) | 382,194 | 15,825 |
| Brenntag | 491,614 | 23,277 |
| Instone Real Estate Group (2)(4) | 1,767,983 | 38,138 |
| Norma Group | 700,810 | 37,066 |
| Scout24 (4) | 1,188,428 | 55,872 |
| SGL Carbon (2) | 2,121,496 | 17,440 |
| Shop Apotheke Europe (1)(2)(4) | 490,474 | 20,234 |
| Varta (2) | 795,358 | 28,575 |
| Wirecard | 460,606 | 76,377 |
| **Total Germany (Cost $289,055)** | | **411,150** |

## HONG KONG 0.7%

**Common Stocks 0.7%**

| | | |
|---|---|---|
| Chow Sang Sang Holdings International | 9,436,000 | 13,890 |
| SITC International Holdings | 42,153,000 | 38,703 |
| **Total Hong Kong (Cost $46,260)** | | **52,593** |

## INDIA 2.8%

**Common Stocks 2.8%**

| | | |
|---|---|---|
| Cyient | 4,349,392 | 37,246 |
| Dish TV India | 26,182,264 | 8,684 |
| Escorts | 2,977,140 | 27,810 |
| Hexaware Technologies | 6,662,556 | 31,967 |
| TeamLease Services (2) | 750,808 | 28,010 |
| Torrent Pharmaceuticals | 1,353,648 | 34,811 |
| Varroc Engineering (2)(4) | 1,925,615 | 17,922 |
| Yes Bank | 9,116,318 | 25,016 |
| **Total India (Cost $200,199)** | | **211,466** |

## INDONESIA 0.1%

**Common Stocks 0.1%**

| | | |
|---|---|---|
| Mayora Indah | 49,317,875 | 9,119 |
| **Total Indonesia (Cost $1,906)** | | **9,119** |

| | | |
|---|---|---|
| Draper Esprit (1)(2) | 4,797,653 | 33,396 |
| Ebiquity (6) | 6,218,728 | 5,055 |
| Farfetch, Class A (USD) (1)(2) | 228,907 | 4,612 |
| First Derivatives (6) | 1,431,120 | 41,730 |
| Genus | 995,956 | 29,106 |
| Intermediate Capital Group | 4,984,137 | 66,534 |
| Investec | 6,120,909 | 39,344 |
| IP Group (2) | 10,294,455 | 14,341 |
| IQE (1)(2)(6) | 57,901,220 | 59,597 |
| Just Eat (2) | 4,734,250 | 43,264 |
| Keywords Studios | 2,345,699 | 36,866 |
| LivaNova (USD) (2) | 460,039 | 42,471 |
| Majestic Wine (1)(6) | 4,375,510 | 15,694 |
| Ocado Group (2) | 3,466,365 | 45,099 |
| Oxford Instruments | 2,374,510 | 28,018 |
| Playtech | 10,683,860 | 54,329 |
| Rathbone Brothers | 658,544 | 19,990 |
| Renishaw | 404,868 | 24,823 |
| Rotork | 7,405,259 | 26,728 |
| Sophos Group (4) | 6,481,763 | 28,700 |
| Spirax-Sarco Engineering | 360,156 | 30,289 |
| Ted Baker | 1,436,775 | 35,344 |
| Tyman | 6,519,214 | 19,864 |
| Victrex | 2,363,937 | 70,985 |
| Vivo Energy (4) | 7,838,363 | 13,353 |
| WANdisco (1)(2)(6) | 2,744,378 | 18,744 |
| Xaar (6) | 5,949,789 | 11,705 |
| YouGov (6) | 6,244,779 | 36,228 |
| **Total United Kingdom (Cost $1,150,560)** | | **1,220,362** |

**UNITED STATES 0.7%**

**Common Stocks 0.7%**

| | | |
|---|---|---|
| Wix.com (2) | 510,500 | 55,823 |
| **Total United States (Cost $31,053)** | | **55,823** |

**SHORT-TERM INVESTMENTS 3.7%**

**Money Market Funds 3.7%**

| | | |
|---|---|---|
| T. Rowe Price Government Reserve Fund, 2.44% (6)(8) | 279,210,973 | 279,211 |
| **Total Short-Term Investments (Cost $279,211)** | | **279,211** |

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Discovery Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small- to medium-sized companies outside the U.S.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended January 31, 2019.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended January 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at January 31, 2019, totaled $0 for the period ended January 31, 2019.

NOTE 3 – DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

The fund invests in derivatives, such as bilateral swaps, forward currency exchange contracts, or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the same business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. Collateral posted or received by the fund is held in a segregated account by the fund’s custodian. As of January 31, 2019, no collateral had been posted by the fund to counterparties for bilateral derivatives.

While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.

This ability is subject to the liquidity of underlying positions.

Forward Currency Exchange Contracts
The fund uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging and Frontier Markets
The fund may invest, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries; at period-end, approximately 22% of the fund’s net assets were invested in emerging markets and 1% in frontier markets. Emerging markets, and to a greater extent frontier markets, generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is significantly riskier than investing in other countries, including emerging markets.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

China A Shares
The fund invests in certain Chinese equity securities (A shares) that have limited availability to investors outside of China. The fund gains access to the A share market through the Shanghai-Hong Kong Stock Connect program (Shanghai Stock Connect), through the Shenzhen-Hong Kong Stock Connect program (Shenzhen Stock Connect), or through a wholly owned subsidiary of Price Associates, which serves as the registered Qualified Foreign Institutional Investor (QFII) for all participating T. Rowe Price-sponsored products (each a participating account). Related to A shares held through the QFII, investment decisions are specific to each participating account, and each account bears the economic consequences of its holdings and transactions in A shares. Further, the fund’s ability to repatriate cash associated with its A shares held through the QFII is subject to certain restrictions and administrative processes involving the Chinese government; consequently, the fund may experience substantial delays in gaining access to its assets or incur a loss of value in the event of noncompliance with governmental requirements. A shares acquired through the QFII are valued using the onshore renminbi exchange rate (CNY), and those acquired through the Shanghai Stock Connect and the Shenzhen Stock Connect are valued using the offshore renminbi exchange rate (CNH). CNY and CNH exchange rates may differ; accordingly, A shares of the same issue purchased through different channels may not have the same U.S. dollar value. Generally, the fund is not subject to capital gains tax related to its A share investments.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At January 31, 2019, the value of loaned securities was $226,732,000; the value of cash collateral and related investments was $231,490,000.

NOTE 5 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

T. ROWE PRICE EUROPEAN STOCK FUND

Unaudited

**Portfolio of Investments‡**
(Cost and value in $000s)

| | Shares | $ Value |
|---|---|---|
| **AUSTRIA 1.9%** | | |
| **Common Stocks 1.9%** | | |
| BAWAG Group (1) | 137,871 | 5,849 |
| Erste Group Bank | 329,697 | 11,508 |
| **Total Austria (Cost $20,734)** | | **17,357** |
| **BELGIUM 1.0%** | | |
| **Common Stocks 1.0%** | | |
| KBC Group | 142,916 | 9,703 |
| **Total Belgium (Cost $10,528)** | | **9,703** |
| **DENMARK 2.2%** | | |
| **Common Stocks 2.2%** | | |
| Novo Nordisk, B Shares | 331,760 | 15,548 |
| SimCorp | 60,743 | 4,794 |
| **Total Denmark (Cost $15,928)** | | **20,342** |
| **FINLAND 1.4%** | | |
| **Common Stocks 1.4%** | | |
| Konecranes | 376,491 | 13,036 |
| **Total Finland (Cost $15,907)** | | **13,036** |
| **FRANCE 19.1%** | | |
| **Common Stocks 19.1%** | | |
| Air Liquide | 174,488 | 21,183 |
| BNP Paribas | 354,052 | 16,685 |
| Bureau Veritas | 729,043 | 16,196 |
| Cie Plastic Omnium | 366,193 | 10,070 |
| Dassault Aviation | 12,098 | 17,988 |
| Iliad | 57,285 | 6,559 |
| JCDecaux | 461,699 | 13,679 |

| | | |
|---|---|---|
| **SPAIN 6.9%** | | |
| **Common Stocks 6.9%** | | |
| Acerinox | 611,721 | 6,666 |
| Aedas Homes (1)(2) | 420,218 | 11,313 |
| CaixaBank | 1,003,880 | 3,797 |
| Cellnex Telecom (1) | 694,955 | 19,583 |
| Iberdrola | 1,139,159 | 9,416 |
| Red Electrica | 574,957 | 13,250 |
| **Total Spain (Cost $56,838)** | | **64,025** |
| **SWEDEN 6.4%** | | |
| **Common Stocks 6.4%** | | |
| Ahlsell (1) | 1,970,091 | 11,886 |
| Autoliv, SDR | 132,658 | 10,584 |
| Epiroc, Class A (2) | 655,051 | 6,290 |
| Essity, B Shares | 630,233 | 17,438 |
| Getinge, B Shares | 1,169,928 | 13,210 |
| **Total Sweden (Cost $59,478)** | | **59,408** |
| **SWITZERLAND 15.5%** | | |
| **Common Stocks 15.5%** | | |
| Nestle | 430,739 | 37,553 |
| Novartis | 327,421 | 28,584 |
| Roche Holding | 126,843 | 33,745 |
| UBS Group | 1,271,844 | 16,488 |
| Zurich Insurance Group | 85,709 | 26,900 |
| **Total Switzerland (Cost $128,128)** | | **143,270** |
| **UNITED KINGDOM 22.1%** | | |
| **Common Stocks 22.1%** | | |
| AstraZeneca | 214,763 | 15,558 |
| British American Tobacco | 377,065 | 13,292 |
| Experian | 544,037 | 13,659 |

These accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EUROPEAN STOCK FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The European Stock Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Europe.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended January 31, 2019.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management.

Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At January 31, 2019, there were no securities on loan.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

T. ROWE PRICE NEW ASIA FUND

Unaudited

Portfolio of Investments‡

(Cost and value in $000s)

| | Shares | $ Value |
|---|---|---|
| **CAYMAN ISLANDS 0.4%** | | |
| **Common Stocks 0.4%** | | |
| ANT International, Class C Acquisition Date: 6/7/18, Cost $10,313 (USD)(1)(2)(3) | 1,838,333 | 10,313 |
| **Total Cayman Islands (Cost $10,313)** | | **10,313** |
| **CHINA 40.4%** | | |
| **Common Stocks 31.9%** | | |
| 3SBio (HKD)(4) | 19,799,500 | 33,168 |
| 58.com, ADR (USD)(3) | 458,174 | 29,048 |
| AAC Technologies Holdings (HKD) | 2,903,500 | 18,223 |
| Alibaba Group Holding, ADR (USD)(3)(5) | 956,855 | 161,220 |
| Baozun, ADR (USD)(3)(5) | 157,537 | 5,640 |
| Beijing Enterprises Holdings (HKD) | 3,141,000 | 17,856 |
| China Mengniu Dairy (HKD) | 8,007,000 | 24,801 |
| China Overseas Land & Investment (HKD) | 8,138,000 | 30,698 |
| China Resources Beer Holdings (HKD) | 4,668,000 | 16,407 |
| China Unicom Hong Kong (HKD) | 20,680,000 | 23,688 |
| China Vanke, H Shares (HKD) | 6,415,000 | 26,013 |
| CSPC Pharmaceutical Group (HKD) | 3,814,000 | 6,580 |
| Ctrip.com International, ADR (USD)(3) | 542,440 | 18,063 |
| Greentown Service Group (HKD)(5) | 36,350,000 | 33,267 |
| Innovent Biologics (HKD)(3)(4) | 1,376,451 | 3,438 |
| NetEase, ADR (USD) | 146,400 | 36,883 |
| Ping An Insurance Group, H Shares (HKD) | 1,130,500 | 11,006 |
| Shimao Property Holdings (HKD) | 8,107,000 | 23,086 |
| Sinopharm Group, H Shares (HKD) | 8,054,400 | 35,996 |
| Tencent Holdings (HKD) | 4,271,900 | 190,162 |
| Tencent Music Entertainment Group, Class A, ADR (USD)(3)(5) | 314,329 | 4,699 |
| Tsingtao Brewery, H Shares (HKD) | 3,306,000 | 14,548 |
| Uni-President China Holdings (HKD) | 37,913,000 | 33,755 |
| Wise Talent Information Technology (HKD)(3)(5) | 2,869,000 | 9,579 |
| Wuxi Biologics (HKD)(3)(4) | 1,928,000 | 16,672 |

| | | |
|---|---|---|
| Yum China Holdings (USD)(5) | 368,820 | 13,443 |
| YY, ADR (USD)(3) | 286,500 | 19,892 |
| | | 857,831 |
| **Common Stocks - China A Shares 8.5%** | | |
| BTG Hotels Group (6) | 1,721,923 | 3,870 |
| BTG Hotels Group (CNH) | 4,070,700 | 9,147 |
| Hangzhou Hikvision Digital Technology (CNH) | 6,004,074 | 27,089 |
| Hongfa Technology (CNH) | 10,674,392 | 40,332 |
| Huayu Automotive Systems (6) | 2,858,208 | 8,657 |
| Huayu Automotive Systems (CNH) | 7,526,623 | 22,792 |
| Inner Mongolia Yili Industrial Group (6) | 5,782,701 | 20,991 |
| Jiangsu Hengrui Medicine (CNH) | 3,505,787 | 31,074 |
| Kweichow Moutai (6) | 16,400 | 1,694 |
| Kweichow Moutai (CNH) | 112,006 | 11,567 |
| Midea Group (6) | 539,000 | 3,512 |
| Midea Group (CNH) | 1,079,572 | 7,033 |
| Ping An Insurance Group (CNH) | 1,359,800 | 12,872 |
| Sichuan Swellfun (CNH) | 6,075,542 | 27,036 |
| | | 227,666 |
| **Total China (Cost $870,586)** | | **1,085,497** |

## HONG KONG 12.5%

| | | |
|---|---|---|
| **Common Stocks 12.5%** | | |
| AIA Group | 14,129,800 | 127,585 |
| Hang Lung Properties | 6,372,000 | 13,952 |
| HKT Trust & HKT, Equity Units | 34,599,000 | 51,025 |
| HSBC Holdings | 4,951,200 | 41,931 |
| Minth Group (5) | 9,836,000 | 34,415 |
| Pacific Textiles Holdings | 9,748,000 | 8,502 |
| Samsonite International (4) | 16,075,800 | 47,810 |
| Stella International Holdings | 8,737,500 | 10,920 |
| **Total Hong Kong (Cost $291,743)** | | **336,140** |

## INDIA 10.4%

**Common Stocks 10.4%**

| | | |
|---|---|---|
| Apollo Tyres | 3,975,697 | 11,467 |
| Axis Bank (3) | 120,803 | 1,228 |
| Colgate-Palmolive India | 1,007,639 | 18,176 |
| HDFC Bank | 3,030,396 | 88,392 |
| Housing Development Finance | 503,260 | 13,614 |
| ICICI Bank | 4,728,297 | 24,306 |
| ITC | 10,272,605 | 40,241 |
| Kotak Mahindra Bank | 3,118,880 | 55,202 |
| Shriram Transport Finance | 1,943,238 | 27,876 |
| **Total India (Cost $212,950)** | | **280,502** |

## INDONESIA 3.2%

**Common Stocks 3.2%**

| | | |
|---|---|---|
| Astra International | 61,580,100 | 37,358 |
| Bank Central Asia | 16,419,500 | 33,215 |
| Hero Supermarket (3) | 41,025,500 | 2,415 |
| Sarana Menara Nusantara | 199,183,000 | 12,053 |
| **Total Indonesia (Cost $70,185)** | | **85,041** |

## MALAYSIA 0.8%

**Common Stocks 0.8%**

| | | |
|---|---|---|
| British American Tobacco Malaysia | 1,270,300 | 11,932 |
| Malaysia Airports Holdings | 5,413,100 | 10,658 |
| **Total Malaysia (Cost $23,330)** | | **22,590** |

## PHILIPPINES 1.0%

**Common Stocks 1.0%**

| | | |
|---|---|---|
| Universal Robina | 9,818,780 | 27,925 |
| **Total Philippines (Cost $34,243)** | | **27,925** |

| | | |
|---|---|---|
| **SINGAPORE 3.0%** | | |
| **Common Stocks 3.0%** | | |
| DBS Group Holdings | 3,279,200 | 58,444 |
| SATS | 6,251,200 | 22,550 |
| **Total Singapore (Cost $67,773)** | | **80,994** |
| **SOUTH KOREA 12.8%** | | |
| **Common Stocks 11.5%** | | |
| LG Electronics | 473,926 | 28,446 |
| NAVER | 572,254 | 70,150 |
| POSCO | 145,325 | 35,874 |
| Samsung Electronics | 4,177,875 | 174,193 |
| | | **308,663** |
| **Preferred Stocks 1.3%** | | |
| Samsung Electronics (7) | 1,052,544 | 35,666 |
| | | **35,666** |
| **Total South Korea (Cost $239,668)** | | **344,329** |
| **SRI LANKA 0.4%** | | |
| **Common Stocks 0.4%** | | |
| Commercial Bank of Ceylon | 14,922,939 | 9,526 |
| **Total Sri Lanka (Cost $13,813)** | | **9,526** |
| **SWITZERLAND 1.1%** | | |
| **Common Stocks 1.1%** | | |
| DKSH Holding | 396,113 | 29,689 |
| **Total Switzerland (Cost $31,634)** | | **29,689** |
| **TAIWAN 7.4%** | | |
| **Common Stocks 7.4%** | | |
| Delta Electronics | 2,851,372 | 14,248 |
| Largan Precision | 424,000 | 53,911 |

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ASIA FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Asia Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Asia (excluding Japan).

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended January 31, 2019.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended January 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at January 31, 2019, totaled $0 for the period ended January 31, 2019.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging market countries; at period-end, approximately 79% of the fund’s net assets were invested in emerging markets. Emerging markets generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

China A Shares
The fund invests in certain Chinese equity securities (A shares) that have limited availability to investors outside of China. The fund gains access to the A share market through the Shanghai-Hong Kong Stock Connect program (Shanghai Stock Connect), through the Shenzhen-Hong Kong Stock Connect program (Shenzhen Stock Connect), or through a wholly owned subsidiary of Price Associates, which serves as the registered Qualified Foreign Institutional Investor (QFII) for all participating T. Rowe Price-sponsored products (each a participating account). Related to A shares held through the QFII, investment decisions are specific to each participating account, and each account bears the economic consequences of its holdings and transactions in A shares. Further, the fund’s ability to repatriate cash associated with its A shares held through the QFII is subject to certain restrictions and administrative processes involving the Chinese government; consequently, the fund may experience substantial delays in gaining access to its assets or incur a loss of value in the event of noncompliance with governmental requirements. A shares acquired through the QFII are valued using the onshore renminbi exchange rate (CNY), and those acquired through the Shanghai Stock Connect and the Shenzhen Stock Connect are valued using the offshore renminbi exchange rate (CNH). CNY and CNH exchange rates may differ; accordingly, A shares of the same issue purchased through different channels may not have the same U.S. dollar value. Generally, the fund is not subject to capital gains tax related to its A share investments.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At January 31, 2019, the value of loaned securities was $21,372,000; the value of cash collateral and related investments was $21,969,000.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

T. ROWE PRICE JAPAN FUND

Unaudited

**Portfolio of Investments‡**
(Cost and value in $000s)

## JAPAN 97.8%

### COMMON STOCKS 96.8%

| | Shares | $ Value |
|---|---|---|
| **Automobiles & Transportation Equipment 8.7%** | | |
| Isuzu Motors | 665,400 | 9,898 |
| Jamco (1) | 224,400 | 5,256 |
| Mitsubishi Motors | 1,727,100 | 10,731 |
| Nippon Seiki | 502,700 | 9,328 |
| Shimano | 62,600 | 8,784 |
| Suzuki Motor | 405,200 | 21,160 |
| **Total Automobiles & Transportation Equipment** | | **65,157** |
| **Construction & Materials 1.0%** | | |
| Sumitomo Densetsu | 441,900 | 7,240 |
| **Total Construction & Materials** | | **7,240** |
| **Electric Appliances & Precision Instruments 11.6%** | | |
| FANUC | 80,800 | 13,743 |
| Keyence | 39,200 | 20,173 |
| Mabuchi Motor (1) | 228,400 | 8,011 |
| Mitsubishi Electric | 1,146,800 | 14,430 |
| Murata Manufacturing | 37,200 | 5,588 |
| Nidec | 47,200 | 5,676 |
| Nippon Ceramic | 158,800 | 3,686 |
| Renesas Electronics (2) | 403,800 | 2,328 |
| Shimadzu | 353,800 | 8,137 |
| Zojirushi (1) | 447,300 | 4,683 |
| **Total Electric Appliances & Precision Instruments** | | **86,455** |
| **Financials ex-Banks 1.7%** | | |
| Aruhi (1) | 182,400 | 3,872 |

| | | |
|---|---|---|
| Zenkoku Hosho | 252,100 | 8,840 |
| **Total Financials ex-Banks** | | **12,712** |
| | | |
| **Foods 5.6%** | | |
| Calbee | 302,000 | 9,725 |
| Ezaki Glico | 156,900 | 7,830 |
| Japan Tobacco | 691,800 | 17,513 |
| Suntory Beverage & Food | 146,800 | 6,500 |
| **Total Foods** | | **41,568** |
| | | |
| **IT & Services & Others 28.9%** | | |
| Benefit One | 385,100 | 13,035 |
| CyberAgent | 227,900 | 7,382 |
| GMO Payment Gateway | 327,100 | 16,932 |
| Hikari Tsushin | 48,500 | 7,774 |
| Istyle (1) | 519,900 | 3,961 |
| Money Forward (2) | 160,100 | 4,556 |
| Nintendo | 23,600 | 7,158 |
| Nippon Kanzai | 229,200 | 3,954 |
| Nippon Telegraph & Telephone | 559,000 | 24,030 |
| NTT DOCOMO | 754,200 | 18,121 |
| Pigeon (1) | 137,300 | 5,383 |
| Recruit Holdings | 582,100 | 15,624 |
| SMS | 758,200 | 12,507 |
| SoftBank (2) | 772,300 | 9,522 |
| SoftBank Group | 356,400 | 28,071 |
| Solasto | 1,725,600 | 16,290 |
| TechnoPro Holdings | 130,600 | 6,863 |
| UT Group (2) | 385,300 | 7,566 |
| Yume No Machi Souzou Iinkai (1) | 232,600 | 3,134 |
| Yumeshin Holdings (1) | 442,000 | 3,339 |
| **Total IT & Services & Others** | | **215,202** |
| | | |
| **Machinery 12.6%** | | |
| Daikin Industries | 151,800 | 16,431 |

| | | |
|---|---|---|
| Mori Hills REIT Investment (1) | 4,347 | 5,773 |
| **Total Real Estate** | | **23,623** |
| | | |
| **Retail Trade 6.4%** | | |
| FamilyMart UNY Holdings (1) | 53,600 | 6,279 |
| Fast Retailing | 10,300 | 4,727 |
| JINS | 93,000 | 4,664 |
| Mercari (1)(2) | 75,100 | 1,598 |
| Pan Pacific International Holdings | 82,400 | 4,792 |
| Seria (1) | 205,400 | 6,346 |
| VT Holdings | 903,200 | 3,559 |
| Welcia Holdings | 120,700 | 4,578 |
| ZOZO | 573,700 | 11,608 |
| **Total Retail Trade** | | **48,151** |
| | | |
| **Steel & Nonferrous Metals 2.3%** | | |
| Hitachi Metals | 724,800 | 8,154 |
| Sumitomo Electric Industries | 622,500 | 8,870 |
| **Total Steel & Nonferrous Metals** | | **17,024** |
| | | |
| **Transportation & Logistics 0.6%** | | |
| Central Japan Railway | 20,100 | 4,344 |
| **Total Transportation & Logistics** | | **4,344** |
| | | |
| Total Common Stocks | | 721,532 |
| **CONVERTIBLE PREFERRED STOCKS 1.0%** | | |
| | | |
| **IT & Services & Others 1.0%** | | |
| Sansan, Series E, Acquisition Date: 12/4/18, Cost: $3,519 (2)(3)(4) | 117,647 | 3,672 |
| Freee KK, Series E, Acquisition Date: 8/8/18, Cost: $3,591 (2)(3)(4) | 93,024 | 3,673 |
| **Total IT & Services & Others** | | **7,345** |
| | | |
| Total Convertible Preferred Stocks | | 7,345 |
| **Total Japan (Cost $631,678)** | | **728,877** |

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE JAPAN FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Japan Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments in common stocks of companies located (or with primary operations) in Japan.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended January 31, 2019.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended January 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at January 31, 2019, totaled $281,000 for the period ended January 31, 2019.

NOTE 3 – DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in derivatives, such as bilateral swaps, forward currency exchange contracts, or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the same business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. Collateral posted or received by the fund is held in a segregated account by the fund’s custodian. As of January 31, 2019, no collateral was pledged by either the fund or counterparties for bilateral derivatives.

While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions.

Forward Currency Exchange Contracts
The fund uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At January 31, 2019, the value of loaned securities was $27,848,000; the value of cash collateral and related investments was $28,987,000.

NOTE 5 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

Unaudited

| | | |
|---|---|---|
| **Total Denmark (Cost $38,047)** | | **26,652** |

## FRANCE 10.8%

**Common Stocks 10.8%**

| | | |
|---|---|---|
| BNP Paribas | 4,876,497 | 229,809 |
| Criteo, ADR (USD) (2)(3) | 1,302,825 | 32,440 |
| Dassault Aviation | 38,942 | 57,902 |
| Engie | 7,449,653 | 119,428 |
| Eutelsat Communications | 1,363,415 | 28,913 |
| Orange | 6,951,192 | 107,816 |
| Publicis Groupe | 1,060,534 | 64,756 |
| Sanofi | 2,477,358 | 215,326 |
| Schneider Electric | 1,275,423 | 90,710 |
| TOTAL | 4,916,782 | 269,543 |
| **Total France (Cost $1,230,866)** | | **1,216,643** |

## GERMANY 9.0%

**Common Stocks 9.0%**

| | | |
|---|---|---|
| Allianz | 807,940 | 171,422 |
| BASF | 1,059,988 | 77,652 |
| Bayer | 1,354,890 | 102,695 |
| BMW | 1,283,927 | 108,171 |
| Commerzbank (2) | 8,668,870 | 62,393 |
| Daimler | 574,000 | 34,003 |
| GEA Group | 2,197,294 | 60,537 |
| HeidelbergCement | 849,188 | 58,804 |
| HUGO BOSS | 343,730 | 24,646 |
| Munich Re | 555,661 | 124,001 |
| Siemens | 1,030,563 | 113,153 |
| Telefonica Deutschland Holding | 21,208,838 | 74,355 |
| Zalando (1)(2) | 177,533 | 5,417 |

| | | |
|---|---|---|
| **Total Ireland (Cost $46,346)** | | **49,298** |

## ITALY 1.0%

**Common Stocks 1.0%**

| | | |
|---|---|---|
| Leonardo | 3,493,588 | 33,853 |
| Prysmian | 2,918,052 | 62,689 |
| Saipem (2) | 3,564,067 | 16,944 |
| **Total Italy (Cost $128,212)** | | **113,486** |

## JAPAN 20.3%

**Common Stocks 20.3%**

| | | |
|---|---|---|
| Asics | 3,976,300 | 57,557 |
| Astellas Pharma | 6,763,500 | 100,358 |
| Benesse Holdings | 2,430,200 | 63,447 |
| Bridgestone | 1,751,200 | 67,406 |
| Coca-Cola Bottlers Japan Holdings | 1,854,100 | 57,270 |
| DeNA | 2,094,300 | 37,057 |
| DIC | 2,095,200 | 67,170 |
| Ezaki Glico | 1,662,800 | 82,981 |
| Fujitsu | 1,133,400 | 76,068 |
| Hitachi Metals | 6,083,000 | 68,434 |
| Ibiden (3) | 2,619,900 | 38,192 |
| Japan Post Holdings | 7,640,200 | 93,921 |
| Japan Tobacco (3) | 4,232,000 | 107,136 |
| JFE Holdings | 1,864,300 | 32,863 |
| JGC | 4,119,000 | 63,196 |
| Kirin Holdings | 1,990,800 | 47,528 |
| Miraca Holdings | 1,316,000 | 32,555 |
| Mitsubishi Electric | 8,439,100 | 106,192 |
| Mitsubishi Motors | 12,329,600 | 76,606 |
| Mitsubishi UFJ Financial Group | 27,408,600 | 147,018 |
| Mitsubishi UFJ Lease & Finance | 5,990,500 | 30,665 |
| Mitsui Mining & Smelting | 1,112,600 | 26,248 |
| Nippon Shokubai | 1,157,700 | 76,738 |

| | | |
|---|---|---|
| **Total Portugal (Cost $99,240)** | | **94,311** |
| **RUSSIA 0.5%** | | |
| **Common Stocks 0.5%** | | |
| Sberbank of Russia, ADR (USD) | 3,956,286 | 53,801 |
| **Total Russia (Cost $45,891)** | | **53,801** |
| **SINGAPORE 1.0%** | | |
| **Common Stocks 1.0%** | | |
| United Overseas Bank | 5,758,936 | 107,929 |
| **Total Singapore (Cost $87,308)** | | **107,929** |
| **SOUTH KOREA 1.9%** | | |
| **Common Stocks 1.9%** | | |
| Hyundai Mobis (2) | 85,093 | 17,237 |
| KT (2) | 465,772 | 13,014 |
| KT, ADR (USD) (2) | 4,662,924 | 64,442 |
| Samsung Electronics | 2,949,187 | 122,964 |
| **Total South Korea (Cost $181,920)** | | **217,657** |
| **SPAIN 2.6%** | | |
| **Common Stocks 2.6%** | | |
| Iberdrola | 17,357,839 | 143,471 |
| Indra Sistemas (2) | 3,971,553 | 40,863 |
| Naturgy Energy Group | 3,107,611 | 86,873 |
| Tecnicas Reunidas (3) | 858,346 | 21,955 |
| **Total Spain (Cost $260,387)** | | **293,162** |
| **SWEDEN 1.9%** | | |
| **Common Stocks 1.9%** | | |
| Getinge, B Shares (3) | 6,843,422 | 77,271 |

| | | |
|---|---|---|
| Nordea Bank | 15,537,071 | 141,407 |
| **Total Sweden (Cost $236,088)** | | **218,678** |

## SWITZERLAND 7.4%

**Common Stocks 7.4%**

| | | |
|---|---|---|
| Novartis | 2,745,784 | 239,709 |
| PSP Swiss Property | 788,236 | 81,093 |
| Roche Holding | 893,303 | 237,651 |
| UBS Group | 8,116,885 | 105,225 |
| Zurich Insurance Group | 554,923 | 174,164 |
| **Total Switzerland (Cost $758,197)** | | **837,842** |

## TAIWAN 0.8%

**Common Stocks 0.8%**

| | | |
|---|---|---|
| Taiwan Semiconductor Manufacturing | 11,598,000 | 86,034 |
| **Total Taiwan (Cost $50,816)** | | **86,034** |

## UNITED ARAB EMIRATES 0.2%

**Common Stocks 0.2%**

| | | |
|---|---|---|
| Emaar Properties | 16,636,349 | 19,619 |
| **Total United Arab Emirates (Cost $23,692)** | | **19,619** |

## UNITED KINGDOM 18.5%

**Common Stocks 18.5%**

| | | |
|---|---|---|
| AstraZeneca, ADR (USD) | 4,100,000 | 149,978 |
| BP, ADR (USD) (3) | 4,810,862 | 197,823 |
| British American Tobacco | 3,232,873 | 113,959 |
| Britvic | 3,155,209 | 36,445 |
| BT Group | 31,737,511 | 96,780 |
| Cobham (2) | 11,731,174 | 16,608 |
| Direct Line Insurance Group | 19,746,216 | 87,279 |
| Dixons Carphone | 17,478,956 | 31,653 |

| | | |
|---|---|---|
| GlaxoSmithKline, ADR (USD) (3) | 5,296,942 | 207,640 |
| Great Portland Estates | 4,542,153 | 43,633 |
| HSBC Holdings | 7,959,988 | 67,025 |
| Investec | 8,249,485 | 53,026 |
| Liberty Global, Class A (USD) (2)(3) | 1,096,311 | 26,750 |
| Lloyds Banking Group | 161,266,227 | 122,943 |
| Meggitt | 11,180,488 | 75,723 |
| Next | 1,214,858 | 77,263 |
| Playtech | 5,347,341 | 27,192 |
| Prudential | 5,160,683 | 100,923 |
| Rolls-Royce Holdings | 9,136,681 | 106,199 |
| Royal Dutch Shell, B Shares | 6,625,505 | 205,713 |
| Smiths Group | 3,725,012 | 70,736 |
| Travis Perkins | 2,908,481 | 46,749 |
| Weir Group | 1,586,642 | 31,399 |
| William Hill | 11,878,300 | 27,493 |
| WPP | 5,438,206 | 62,232 |
| **Total United Kingdom (Cost $2,218,351)** | | **2,083,164** |

## SHORT-TERM INVESTMENTS 0.9%

**Money Market Funds 0.9%**

| | | |
|---|---|---|
| T. Rowe Price Government Reserve Fund, 2.44% (4)(5) | 106,168,228 | 106,168 |
| **Total Short-Term Investments (Cost $106,168)** | | **106,168** |

## SECURITIES LENDING COLLATERAL 0.4%

**Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 0.4%**

**Short-Term Funds 0.4%**

| | | |
|---|---|---|
| T. Rowe Price Short-Term Fund, 2.62% (4)(5) | 4,363,280 | 43,633 |
| Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank | | 43,633 |
| **Total Securities Lending Collateral (Cost $43,633)** | | **43,633** |

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Value Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital growth and current income primarily through investments in non-U.S. stocks.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended January 31, 2019.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At January 31, 2019, the value of loaned securities was $42,120,000; the value of cash collateral and related investments was $43,633,000.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

T. ROWE PRICE LATIN AMERICA FUND

Unaudited

| Portfolio of Investments‡ (Cost and value in $000s) | Shares | $ Value |
|---|---|---|
| **ARGENTINA 5.6%** | | |
| **Common Stocks 5.6%** | | |
| Despegar.com (USD)(1)(2) | 214,540 | 3,222 |
| Globant (USD)(2) | 53,005 | 3,583 |
| IRSA Propiedades Comerciales, ADR (USD) | 109,100 | 2,509 |
| Loma Negra Cia Industrial Argentina, ADR (USD)(2) | 425,894 | 5,520 |
| MercadoLibre (USD)(1)(2) | 38,200 | 13,905 |
| Tenaris, ADR (USD)(1) | 265,000 | 6,617 |
| **Total Argentina (Cost $28,857)** | | **35,356** |
| **BRAZIL 59.9%** | | |
| **Common Stocks 33.9%** | | |
| Ambev, ADR (USD) | 4,154,200 | 19,982 |
| Azul, ADR (USD)(2) | 156,949 | 4,748 |
| B3 | 3,077,440 | 26,577 |
| Banco BTG Pactual, Equity Units | 706,000 | 5,731 |
| BB Seguridade Participacoes | 1,408,700 | 11,999 |
| BK Brasil Operacao e Assessoria a Restaurantes | 1,121,600 | 6,766 |
| BR Malls Participacoes | 2,565,280 | 10,236 |
| Energias do Brasil | 1,493,368 | 6,882 |
| Energisa, Equity Units | 254,740 | 2,914 |
| Ez Tec Empreendimentos e Participacoes | 685,739 | 5,209 |
| Iguatemi Empresa de Shopping Centers | 1,009,400 | 12,334 |
| Lojas Renner | 2,755,930 | 34,436 |
| Odontoprev | 2,062,200 | 9,248 |
| Raia Drogasil | 1,143,700 | 19,458 |
| StoneCo, Class A (USD)(2) | 99,058 | 2,191 |
| Suzano Papel e Celulose | 1,937,613 | 24,426 |
| Ultrapar Participacoes | 742,400 | 11,651 |
| | | **214,788** |
| **Preferred Stocks 26.0%** | | |
| Banco Bradesco (3) | 5,786,148 | 71,849 |
| Itau Unibanco Holding (3) | 8,193,534 | 87,163 |

| | | |
|---|---|---|
| Marcopolo (3) | 5,100,300 | 5,709 |
| | | **164,721** |
| **Total Brazil (Cost $168,562)** | | **379,509** |

## CHILE 6.0%

| | | |
|---|---|---|
| **Common Stocks 5.5%** | | |
| Banco Santander Chile, ADR (USD) | 416,658 | 13,475 |
| Parque Arauco | 1,568,814 | 4,308 |
| SACI Falabella | 2,142,119 | 17,208 |
| | | **34,991** |
| **Preferred Stocks 0.5%** | | |
| Embotelladora Andina, Class A (3) | 948,296 | 3,256 |
| | | **3,256** |
| **Total Chile (Cost $25,816)** | | **38,247** |

## COLOMBIA 1.3%

| | | |
|---|---|---|
| **Common Stocks 1.1%** | | |
| Grupo Aval Acciones y Valores, ADR (USD) | 1,014,500 | 7,031 |
| | | **7,031** |
| **Preferred Stocks 0.2%** | | |
| Grupo Aval Acciones y Valores (3) | 3,962,949 | 1,366 |
| | | **1,366** |
| **Total Colombia (Cost $14,305)** | | **8,397** |

## MEXICO 14.5%

| | | |
|---|---|---|
| **Common Stocks 14.5%** | | |
| Arca Continental SAB de CV | 2,380,000 | 13,809 |
| Concentradora Fibra Danhos SA de CV | 7,231,300 | 10,366 |
| Fresnillo (GBP) | 198,341 | 2,619 |
| Grupo Aeroportuario del Sureste SAB de CV, ADR (USD) | 65,300 | 11,881 |
| Grupo Comercial Chedraui SA de CV | 1,054,348 | 2,046 |
| Infraestructura Energetica Nova SAB de CV (1) | 1,319,400 | 5,175 |
| Mexichem SAB de CV | 2,505,117 | 6,711 |

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LATIN AMERICA FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Latin America Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Latin America.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended January 31, 2019.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging and Frontier Markets
The fund may invest, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries; at period-end, approximately 90% of the fund’s net assets were invested in emerging markets and 6% in frontier markets. Emerging markets, and to a greater extent frontier markets, generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is significantly riskier than investing in other countries, including emerging markets.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At January 31, 2019, the value of loaned securities was $5,216,000; the value of cash collateral and related investments was $5,354,000.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

T. ROWE PRICE EMERGING MARKETS STOCK FUND

Unaudited

**Portfolio of Investments‡**

(Cost and value in $000s)

| | Shares | $ Value |
|---|---|---|
| **ARGENTINA 1.6%** | | |
| **Common Stocks 1.6%** | | |
| Loma Negra Cia Industrial Argentina, ADR (USD)(1) | 2,155,010 | 27,929 |
| MercadoLibre (USD)(1) | 377,300 | 137,337 |
| Tenaris, ADR (USD) | 1,566,100 | 39,106 |
| **Total Argentina (Cost $142,916)** | | **204,372** |
| **BELGIUM 0.4%** | | |
| **Common Stocks 0.4%** | | |
| Anheuser-Busch InBev | 590,652 | 45,128 |
| **Total Belgium (Cost $65,720)** | | **45,128** |
| **BRAZIL 11.1%** | | |
| **Common Stocks 5.4%** | | |
| B3 | 4,427,300 | 38,234 |
| BR Malls Participacoes | 9,909,002 | 39,540 |
| Lojas Renner | 20,872,979 | 260,815 |
| Multiplan Empreendimentos Imobiliarios | 4,605,377 | 32,881 |
| Raia Drogasil | 13,075,990 | 222,470 |
| StoneCo, Class A (USD)(1) | 1,697,647 | 37,552 |
| Suzano Papel e Celulose | 3,968,300 | 50,027 |
| | | **681,519** |
| **Preferred Stocks 5.7%** | | |
| Banco Bradesco (2) | 14,545,614 | 180,619 |
| Itau Unibanco Holding (2) | 50,982,118 | 542,348 |
| | | **722,967** |
| **Total Brazil (Cost $954,872)** | | **1,404,486** |
| **CHILE 1.8%** | | |
| **Common Stocks 1.8%** | | |
| Banco Santander Chile, ADR (USD) | 4,820,461 | 155,894 |

| | | |
|---|---|---|
| SACI Falabella | 9,309,220 | 74,784 |
| **Total Chile (Cost $194,681)** | | **230,678** |

## CHINA 24.6%

| | | |
|---|---|---|
| **Common Stocks 22.6%** | | |
| 58.com, ADR (USD)(1) | 761,200 | 48,260 |
| AAC Technologies Holdings (HKD) | 5,434,000 | 34,106 |
| Alibaba Group Holding, ADR (USD)(1) | 4,506,474 | 759,296 |
| Anhui Conch Cement, H Shares (HKD) | 21,151,000 | 115,344 |
| Baidu, ADR (USD)(1) | 1,107,000 | 191,101 |
| China Longyuan Power Group, H Shares (HKD) | 45,408,000 | 33,993 |
| China Mengniu Dairy (HKD) | 56,568,000 | 175,212 |
| China Resources Beer Holdings (HKD) | 18,016,000 | 63,322 |
| CSPC Pharmaceutical Group (HKD) | 25,128,000 | 43,351 |
| Ctrip.com International, ADR (USD)(1) | 3,005,900 | 100,096 |
| Hengan International Group (HKD) | 15,739,500 | 123,129 |
| Huaneng Renewables, H Shares (HKD) | 139,662,000 | 40,274 |
| Ping An Insurance Group, H Shares (HKD) | 24,125,500 | 234,875 |
| Sunny Optical Technology Group (HKD) | 5,186,200 | 51,469 |
| TAL Education Group, ADR (USD)(1) | 705,200 | 21,882 |
| Tencent Holdings (HKD) | 18,206,700 | 810,464 |
| | | **2,846,174** |
| **Common Stocks - China A Shares 2.0%** | | |
| Anhui Conch Cement (3) | 7,776,966 | 37,888 |
| Hangzhou Hikvision Digital Technology (3) | 17,701,923 | 79,884 |
| Hangzhou Hikvision Digital Technology (CNH) | 6,247,716 | 28,189 |
| Kweichow Moutai (3) | 591,284 | 61,072 |
| Kweichow Moutai (CNH) | 145,218 | 14,996 |
| Midea Group (3) | 967,200 | 6,303 |
| Midea Group (CNH) | 3,118,249 | 20,315 |
| | | **248,647** |
| **Total China (Cost $2,256,836)** | | **3,094,821** |

| | | |
|---|---|---|
| **COLOMBIA 0.3%** | | |
| **Common Stocks 0.3%** | | |
| Grupo Aval Acciones y Valores, ADR (USD) | 5,274,483 | 36,552 |
| **Total Colombia (Cost $56,827)** | | **36,552** |
| **CZECH REPUBLIC 0.2%** | | |
| **Common Stocks 0.2%** | | |
| Komercni banka | 723,252 | 29,161 |
| **Total Czech Republic (Cost $28,017)** | | **29,161** |
| **HONG KONG 3.1%** | | |
| **Common Stocks 3.1%** | | |
| AIA Group | 42,723,400 | 385,772 |
| **Total Hong Kong (Cost $254,801)** | | **385,772** |
| **HUNGARY 0.7%** | | |
| **Common Stocks 0.7%** | | |
| OTP Bank | 2,210,578 | 91,194 |
| **Total Hungary (Cost $87,267)** | | **91,194** |
| **INDIA 6.1%** | | |
| **Common Stocks 6.1%** | | |
| Axis Bank (1) | 13,466,820 | 136,849 |
| HDFC Bank | 5,072,313 | 147,951 |
| Housing Development Finance | 7,411,231 | 200,485 |
| Infosys | 5,870,794 | 61,904 |
| Maruti Suzuki India | 605,650 | 56,665 |
| NTPC | 13,848,359 | 27,249 |
| Power Grid | 19,885,479 | 52,838 |
| Yes Bank | 31,625,432 | 86,782 |
| **Total India (Cost $596,877)** | | **770,723** |

| | | |
|---|---|---|
| **INDONESIA 2.9%** | | |
| **Common Stocks 2.9%** | | |
| Astra International | 233,278,400 | 141,519 |
| Bank Central Asia | 113,767,100 | 230,141 |
| **Total Indonesia (Cost $264,416)** | | **371,660** |
| **MEXICO 1.3%** | | |
| **Common Stocks 1.3%** | | |
| Grupo Aeroportuario del Sureste, ADR (USD) | 269,639 | 49,061 |
| Wal-Mart de Mexico | 44,476,748 | 116,831 |
| **Total Mexico (Cost $129,610)** | | **165,892** |
| **PERU 1.8%** | | |
| **Common Stocks 1.8%** | | |
| Credicorp (USD) | 731,800 | 177,666 |
| Southern Copper (USD) | 1,568,800 | 52,743 |
| **Total Peru (Cost $212,661)** | | **230,409** |
| **PHILIPPINES 2.4%** | | |
| **Common Stocks 2.4%** | | |
| GT Capital Holdings | 1,467,131 | 30,134 |
| SM Investments | 9,063,714 | 172,903 |
| Universal Robina | 34,106,520 | 97,000 |
| **Total Philippines (Cost $243,755)** | | **300,037** |
| **RUSSIA 4.5%** | | |
| **Common Stocks 4.5%** | | |
| Mail.Ru Group, GDR (USD)(1) | 2,574,751 | 63,519 |
| Sberbank of Russia, ADR (USD) | 28,021,797 | 381,062 |
| X5 Retail Group, GDR (USD) | 1,840,520 | 48,552 |
| Yandex, Class A (USD)(1) | 2,078,630 | 69,800 |
| **Total Russia (Cost $485,501)** | | **562,933** |

## SAUDI ARABIA 0.7%

| | | |
|---|---|---|
| **Common Stocks 0.7%** | | |
| Al Rajhi Bank | 3,239,290 | 87,517 |
| **Total Saudi Arabia (Cost $73,945)** | | **87,517** |

## SOUTH AFRICA 7.6%

| | | |
|---|---|---|
| **Common Stocks 7.6%** | | |
| Absa Group | 5,447,059 | 76,440 |
| Bid | 2,303,265 | 49,429 |
| Clicks Group | 4,032,260 | 59,959 |
| FirstRand | 33,630,764 | 176,722 |
| Mr Price Group | 1,727,823 | 29,084 |
| Naspers, N Shares | 869,209 | 201,069 |
| Sanlam | 32,883,505 | 209,024 |
| Shoprite Holdings | 12,976,699 | 160,571 |
| **Total South Africa (Cost $900,381)** | | **962,298** |

## SOUTH KOREA 10.9%

| | | |
|---|---|---|
| **Common Stocks 9.9%** | | |
| AMOREPACIFIC Group (1) | 285,042 | 17,614 |
| LG Household & Health Care | 341,441 | 388,483 |
| NAVER | 983,111 | 120,515 |
| Samsung Electronics | 16,508,348 | 688,302 |
| SK Hynix | 559,870 | 37,438 |
| | | **1,252,352** |
| **Preferred Stocks 1.0%** | | |
| Samsung Electronics (2) | 3,705,501 | 125,563 |
| | | **125,563** |
| **Total South Korea (Cost $936,007)** | | **1,377,915** |

## TAIWAN 9.4%

| | | |
|---|---|---|
| **Common Stocks 9.4%** | | |
| Catcher Technology | 7,700,000 | 59,275 |

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS STOCK FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Stock Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended January 31, 2019.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging and Frontier Markets
The fund may invest, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries; at period-end, approximately 91% of the fund’s net assets were invested in emerging markets and 2% in frontier markets. Emerging markets, and to a greater extent frontier markets, generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is significantly riskier than investing in other countries, including emerging markets.

China A Shares
The fund invests in certain Chinese equity securities (A shares) that have limited availability to investors outside of China. The fund gains access to the A share market through the Shanghai-Hong Kong Stock Connect program (Shanghai Stock Connect), through the Shenzhen-Hong Kong Stock Connect program (Shenzhen Stock Connect), or through a wholly owned subsidiary of Price Associates, which serves as the registered Qualified Foreign Institutional Investor (QFII) for all participating T. Rowe Price-sponsored products (each a participating account). Related to A shares held through the QFII, investment decisions are specific to each participating account, and each account bears the economic consequences of its holdings and transactions in A shares. Further, the fund’s ability to repatriate cash associated with its A shares held through the QFII is subject to certain restrictions and administrative processes involving the Chinese government; consequently, the fund may experience substantial delays in gaining access to its assets or incur a loss of value in the event of noncompliance with governmental requirements. A shares acquired through the QFII are valued using the onshore renminbi exchange rate (CNY), and those acquired through the Shanghai Stock Connect and the Shenzhen Stock Connect are valued using the offshore renminbi exchange rate (CNH). CNY and CNH exchange rates may differ; accordingly, A shares of the same issue purchased through different channels may not have the same U.S. dollar value. Generally, the fund is not subject to capital gains tax related to its A share investments.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

T. ROWE PRICE GLOBAL STOCK FUND

Unaudited

**Portfolio of Investments‡**

(Cost and value in $000s)

| | Shares | $ Value |
|---|---|---|
| **AUSTRALIA 1.3%** | | |
| **Common Stocks 1.3%** | | |
| James Hardie Industries, GDR | 892,468 | 9,940 |
| Treasury Wine Estates | 678,120 | 7,632 |
| **Total Australia (Cost $18,863)** | | **17,572** |
| **BRAZIL 2.8%** | | |
| **Common Stocks 1.1%** | | |
| Lojas Renner | 839,202 | 10,486 |
| StoneCo, Class A (USD)(1)(2) | 210,563 | 4,658 |
| | | **15,144** |
| **Preferred Stocks 1.7%** | | |
| Itau Unibanco Holding (3) | 2,147,800 | 22,848 |
| | | **22,848** |
| **Total Brazil (Cost $32,628)** | | **37,992** |
| **CANADA 1.3%** | | |
| **Common Stocks 1.3%** | | |
| Canada Goose Holdings (USD)(1)(2) | 326,145 | 16,783 |
| **Total Canada (Cost $12,970)** | | **16,783** |
| **CAYMAN ISLANDS 0.2%** | | |
| **Common Stocks 0.2%** | | |
| ANT International, Class C, Acquisition Date: 6/7/18, Cost $2,197 (USD)(1)(4)(5) | 391,674 | 2,197 |
| **Total Cayman Islands (Cost $2,197)** | | **2,197** |
| **CHINA 7.2%** | | |
| **Common Stocks 6.4%** | | |
| Alibaba Group Holding, ADR (USD)(1) | 203,753 | 34,330 |
| Ctrip.com International, ADR (USD)(1) | 526,611 | 17,536 |

| | | |
|---|---|---|
| Tencent Holdings (HKD) | 734,400 | 32,692 |
| | | **84,558** |
| **Common Stocks - China A Shares 0.7%** | | |
| Midea Group (CNH) | 1,470,800 | 9,582 |
| | | **9,582** |
| **Convertible Preferred Stocks 0.1%** | | |
| Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15, Cost $552 (USD)(1)(4)(5) | 20,122 | 966 |
| | | **966** |
| **Total China (Cost $89,559)** | | **95,106** |
| **DENMARK 1.7%** | | |
| **Common Stocks 1.7%** | | |
| Ascendis Pharma, ADR (USD)(1) | 145,948 | 10,430 |
| Chr Hansen Holding | 129,376 | 12,286 |
| **Total Denmark (Cost $21,948)** | | **22,716** |
| **FRANCE 2.9%** | | |
| **Common Stocks 2.9%** | | |
| Airbus | 203,762 | 23,486 |
| TOTAL | 268,111 | 14,698 |
| **Total France (Cost $35,503)** | | **38,184** |
| **GERMANY 1.8%** | | |
| **Common Stocks 0.7%** | | |
| Infineon Technologies | 410,285 | 9,126 |
| | | **9,126** |
| **Preferred Stocks 1.1%** | | |
| Sartorius (3) | 99,042 | 14,868 |
| | | **14,868** |
| **Total Germany (Cost $18,564)** | | **23,994** |

| | | |
|---|---|---|
| **INDIA 2.9%** | | |
| **Common Stocks 2.9%** | | |
| Axis Bank (1) | 2,210,002 | 22,458 |
| HDFC Bank | 563,262 | 16,429 |
| **Total India (Cost $27,518)** | | **38,887** |
| **INDONESIA 1.0%** | | |
| **Common Stocks 1.0%** | | |
| Bank Central Asia | 6,692,800 | 13,539 |
| **Total Indonesia (Cost $8,277)** | | **13,539** |
| **ITALY 1.4%** | | |
| **Common Stocks 1.4%** | | |
| Ferrari (USD)(2) | 143,162 | 18,081 |
| **Total Italy (Cost $18,325)** | | **18,081** |
| **JAPAN 5.6%** | | |
| **Common Stocks 5.6%** | | |
| Chugai Pharmaceutical | 335,200 | 19,792 |
| Disco | 80,500 | 11,951 |
| Keyence | 15,700 | 8,080 |
| Murata Manufacturing | 147,200 | 22,112 |
| Recruit Holdings | 469,900 | 12,612 |
| **Total Japan (Cost $62,970)** | | **74,547** |
| **NETHERLANDS 1.9%** | | |
| **Common Stocks 1.9%** | | |
| Adyen (1)(2)(6) | 5,784 | 4,292 |
| ASML Holding | 118,713 | 20,759 |
| **Total Netherlands (Cost $20,660)** | | **25,051** |

## SOUTH KOREA 1.0%

| | | |
|---|---|---|
| **Common Stocks 1.0%** | | |
| Samsung Electronics | 321,313 | 13,397 |
| **Total South Korea (Cost $11,664)** | | **13,397** |

## SWEDEN 4.2%

| | | |
|---|---|---|
| **Common Stocks 4.2%** | | |
| Essity, B Shares | 1,755,790 | 48,580 |
| Hexagon, B Shares | 151,652 | 7,427 |
| **Total Sweden (Cost $50,506)** | | **56,007** |

## SWITZERLAND 0.2%

| | | |
|---|---|---|
| **Common Stocks 0.2%** | | |
| ams (2) | 117,221 | 3,142 |
| **Total Switzerland (Cost $6,750)** | | **3,142** |

## TAIWAN 2.3%

| | | |
|---|---|---|
| **Common Stocks 2.3%** | | |
| Largan Precision | 163,000 | 20,725 |
| Taiwan Semiconductor Manufacturing | 1,223,000 | 9,072 |
| **Total Taiwan (Cost $29,510)** | | **29,797** |

## UNITED KINGDOM 3.4%

| | | |
|---|---|---|
| **Common Stocks 3.4%** | | |
| Derwent London | 133,622 | 5,683 |
| Farfetch, Class A (USD)(1)(2) | 349,613 | 7,045 |
| IQE (1)(2) | 7,384,714 | 7,601 |
| London Stock Exchange Group | 414,494 | 24,928 |
| **Total United Kingdom (Cost $46,420)** | | **45,257** |

## UNITED STATES 54.8%

**Common Stocks 54.7%**

| | | |
|---|---|---|
| Alaska Air Group (2) | 136,500 | 8,729 |
| Allegion | 162,539 | 13,956 |
| Alphabet, Class A (1) | 47,802 | 53,820 |
| Amazon.com (1) | 21,682 | 37,265 |
| Becton Dickinson & Company | 134,699 | 33,602 |
| Boeing | 42,949 | 16,562 |
| Cboe Global Markets | 199,500 | 18,607 |
| Charles Schwab | 399,317 | 18,676 |
| Cigna (2) | 111,399 | 22,259 |
| CME Group | 72,700 | 13,252 |
| Cognex (2) | 221,410 | 10,074 |
| Corning | 160,700 | 5,345 |
| Ellie Mae (1)(2) | 88,897 | 6,738 |
| EOG Resources | 94,094 | 9,334 |
| Equifax (2) | 88,700 | 9,493 |
| Exact Sciences (1)(2) | 260,323 | 23,450 |
| Facebook, Class A (1) | 200,579 | 33,434 |
| Illumina (1) | 48,670 | 13,617 |
| Intuit | 45,000 | 9,712 |
| Intuitive Surgical (1) | 53,790 | 28,167 |
| JB Hunt Transport Services | 212,348 | 22,730 |
| JPMorgan Chase | 183,400 | 18,982 |
| Maxim Integrated Products (2) | 198,903 | 10,794 |
| Netflix (1) | 60,651 | 20,591 |
| NextEra Energy | 92,926 | 16,632 |
| NIKE, Class B | 197,100 | 16,139 |
| Northrop Grumman | 67,200 | 18,517 |
| NVIDIA | 46,200 | 6,641 |
| PACCAR (2) | 201,300 | 13,189 |
| PayPal Holdings (1) | 289,504 | 25,696 |
| Sage Therapeutics (1) | 111,037 | 15,833 |
| salesforce.com (1) | 83,666 | 12,715 |
| Sempra Energy | 307,077 | 35,922 |

| | | |
|---|---|---|
| Splunk (1) | 118,890 | 14,842 |
| Synopsys (1) | 205,200 | 19,155 |
| Tapestry | 341,149 | 13,206 |
| Texas Instruments | 98,808 | 9,948 |
| Verily Life Sciences, Series B, Acquisition Date: 1/23/19, Cost $1,347 (1)(4)(5) | 10,928 | 1,347 |
| Vertex Pharmaceuticals (1) | 119,327 | 22,781 |
| Visa, Class A | 64,000 | 8,641 |
| Workday, Class A (1) | 92,589 | 16,808 |
| | | 727,201 |
| **Convertible Preferred Stocks 0.1%** | | |
| Slack Technologies, Series H, Acquisition Date: 8/17/18, Cost $807 (1)(4)(5) | 67,781 | 807 |
| | | 807 |
| **Total United States (Cost $609,632)** | | **728,008** |
| **SHORT-TERM INVESTMENTS 3.2%** | | |
| **Money Market Funds 3.2%** | | |
| T. Rowe Price Government Reserve Fund, 2.44% (7)(8) | 43,040,448 | 43,040 |
| **Total Short-Term Investments (Cost $43,040)** | | **43,040** |
| **SECURITIES LENDING COLLATERAL 4.5%** | | |
| **Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 4.5%** | | |
| **Short-Term Funds 4.5%** | | |
| T. Rowe Price Short-Term Fund, 2.62% (7)(8) | 5,918,223 | 59,182 |
| Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank | | 59,182 |
| **Total Securities Lending Collateral (Cost $59,182)** | | **59,182** |
| **Total Investments in Securities 105.6% of Net Assets (Cost $1,226,686)** | | **$ 1,402,479** |

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.

(1) Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL STOCK FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Stock Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended January 31, 2019.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended January 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at January 31, 2019, totaled $22,000 for the period ended January 31, 2019.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging market countries; at period-end, approximately 17% of the fund’s net assets were invested in emerging markets. Emerging markets generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At January 31, 2019, the value of loaned securities was $59,009,000; the value of cash collateral and related investments was $59,365,000.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

T. ROWE PRICE EMERGING EUROPE FUND

Unaudited

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING EUROPE FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price International Funds, Inc., Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Europe Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in the emerging market countries of Europe.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended January 31, 2019.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended January 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at January 31, 2019, totaled $0 for the period ended January 31, 2019.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging and Frontier Markets
The fund may invest, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries; at period-end, approximately 87% of the fund’s net assets were invested in emerging markets and 9% in frontier markets. Emerging markets, and to a greater extent frontier markets, generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is significantly riskier than investing in other countries, including emerging markets.

In response to political and military actions undertaken by Russia, the U.S., European Union, and other jurisdictions have instituted various sanctions against Russia. These sanctions and additional sanctions, if issued, could have adverse consequences for the Russian economy, including a weakening or devaluation of the ruble, a downgrade in the country’s credit rating, and a significant decline in the value and liquidity of securities issued by Russian companies or the Russian government. Sanctions could impair a fund’s ability to invest in accordance with its investment program, to determine the overall value of its net assets, and to sell holdings as needed to meet shareholder redemptions. At January 31, 2019, approximately 61% of the fund’s net assets were invested in Russian securities; on that date, none of the fund’s investments were in securities issued by entities subject to sanctions.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At January 31, 2019, there were no securities on loan.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

T. ROWE PRICE OVERSEAS STOCK FUND

Unaudited

| | | |
|---|---|---|
| **INDIA 0.4%** | | |
| **Common Stocks 0.4%** | | |
| Infosys, ADR (USD)(1) | 6,699,600 | 72,356 |
| **Total India (Cost $53,051)** | | **72,356** |
| **IRELAND 0.6%** | | |
| **Common Stocks 0.6%** | | |
| DCC (GBP) | 1,182,671 | 96,817 |
| **Total Ireland (Cost $63,216)** | | **96,817** |
| **ITALY 1.6%** | | |
| **Common Stocks 1.6%** | | |
| Intesa Sanpaolo | 31,085,560 | 71,128 |
| Moncler | 2,468,672 | 92,907 |
| Prysmian | 2,915,809 | 62,641 |
| Telecom Italia | 79,210,611 | 38,761 |
| **Total Italy (Cost $294,159)** | | **265,437** |
| **JAPAN 21.0%** | | |
| **Common Stocks 21.0%** | | |
| Aisin Seiki | 1,120,000 | 44,279 |
| Asahi Kasei | 9,789,200 | 107,411 |
| Astellas Pharma | 12,541,600 | 186,095 |
| Central Japan Railway | 484,100 | 104,625 |
| CyberAgent | 1,191,900 | 38,605 |
| Electric Power Development, Class C | 3,203,200 | 80,117 |
| Hamamatsu Photonics | 1,186,100 | 42,469 |
| Honda Motor | 1,750,100 | 52,542 |
| Kirin Holdings | 2,363,200 | 56,419 |
| Miraca Holdings | 1,180,900 | 29,213 |
| Mitsubishi | 3,863,900 | 113,244 |

| | | |
|---|---|---|
| Mitsubishi Electric | 13,789,000 | 173,511 |
| Mitsubishi UFJ Financial Group | 26,279,500 | 140,961 |
| Mitsubishi UFJ Lease & Finance | 9,705,500 | 49,682 |
| Mitsui Fudosan | 3,455,600 | 83,953 |
| Murata Manufacturing | 460,000 | 69,099 |
| Nippon Telegraph & Telephone | 6,189,600 | 266,080 |
| Omron | 1,499,000 | 61,561 |
| Panasonic | 9,471,700 | 92,749 |
| Pola Orbis Holdings (1) | 1,305,500 | 39,047 |
| Recruit Holdings | 3,057,100 | 82,054 |
| Renesas Electronics (2) | 6,204,800 | 35,774 |
| Seven & i Holdings | 2,852,700 | 124,215 |
| SMC | 206,700 | 68,221 |
| SoftBank Group | 797,500 | 62,814 |
| Sony | 1,265,400 | 63,405 |
| Stanley Electric | 2,082,700 | 60,492 |
| Sumitomo | 11,355,900 | 175,829 |
| Sumitomo Metal Mining | 1,878,900 | 54,343 |
| Sumitomo Mitsui Trust Holdings | 2,251,531 | 85,287 |
| Sumitomo Rubber Industries | 2,509,700 | 34,885 |
| Suzuki Motor | 1,859,000 | 97,078 |
| Takeda Pharmaceutical, ADR (USD) | 2,384,102 | 47,611 |
| TechnoPro Holdings | 423,500 | 22,255 |
| THK | 3,933,700 | 93,979 |
| Tokio Marine Holdings | 3,037,700 | 148,743 |
| Tokyo Electron | 636,500 | 92,942 |
| Tosoh | 1,138,000 | 16,163 |
| Toyota Motor | 3,416,300 | 210,274 |
| Yahoo Japan | 12,570,700 | 33,978 |
| **Total Japan (Cost $3,023,557)** | | **3,442,004** |

**NETHERLANDS 4.5%**

**Common Stocks 4.5%**

| | | |
|---|---|---|
| ABN AMRO Group, GDR (3) | 5,176,735 | 129,087 |
| ASML Holding | 582,384 | 101,840 |

| | | |
|---|---|---|
| WPP | 8,591,708 | 98,319 |
| **Total United Kingdom (Cost $2,990,467)** | | **2,672,602** |
| **UNITED STATES 0.9%** | | |
| **Common Stocks 0.9%** | | |
| Broadcom | 579,600 | 155,478 |
| **Total United States (Cost $43,250)** | | **155,478** |
| **SHORT-TERM INVESTMENTS 2.7%** | | |
| **Money Market Funds 2.7%** | | |
| T. Rowe Price Government Reserve Fund, 2.44% (4)(5) | 439,009,713 | 439,010 |
| **Total Short-Term Investments (Cost $439,010)** | | **439,010** |
| **SECURITIES LENDING COLLATERAL 1.3%** | | |
| **Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 1.3%** | | |
| **Short-Term Funds 1.3%** | | |
| T. Rowe Price Short-Term Fund, 2.62% (4)(5) | 20,760,640 | 207,606 |
| Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank | | 207,606 |
| **Total Securities Lending Collateral (Cost $207,606)** | | **207,606** |
| **Total Investments in Securities 101.2% of Net Assets (Cost $16,135,089)** | | **$ 16,624,376** |

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.

(1) All or a portion of this security is on loan at January 31, 2019. See Note 3.

(2) Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE OVERSEAS STOCK FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Overseas Stock Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments in the common stocks of non-U.S. companies.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended January 31, 2019.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At January 31, 2019, the value of loaned securities was $213,634,000; the value of cash collateral and related investments was $213,806,000.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

T. ROWE PRICE AFRICA & MIDDLE EAST FUND

Unaudited

**Portfolio of Investments‡**

(Cost and value in $000s)

| | Shares | $ Value |
|---|---|---|
| **BAHRAIN 0.4%** | | |
| **Common Stocks 0.4%** | | |
| Aluminium Bahrain | 320,241 | 493 |
| **Total Bahrain (Cost $514)** | | **493** |
| **BOTSWANA 0.2%** | | |
| **Common Stocks 0.2%** | | |
| First National Bank of Botswana | 1,263,453 | 302 |
| **Total Botswana (Cost $292)** | | **302** |
| **CANADA 0.6%** | | |
| **Common Stocks 0.6%** | | |
| Africa Oil (SEK)(1) | 334,078 | 309 |
| First Quantum Minerals | 45,717 | 529 |
| **Total Canada (Cost $897)** | | **838** |
| **EGYPT 4.1%** | | |
| **Common Stocks 4.1%** | | |
| Commercial International Bank Egypt, GDR (USD) | 436,073 | 2,119 |
| Edita Food Industries | 1,445,350 | 1,165 |
| Integrated Diagnostics Holdings (USD)(2) | 334,080 | 1,342 |
| OCI (EUR)(1) | 39,546 | 836 |
| **Total Egypt (Cost $5,457)** | | **5,462** |
| **JORDAN 0.4%** | | |
| **Common Stocks 0.4%** | | |
| Al-Eqbal Investment (1) | 25,060 | 477 |
| **Total Jordan (Cost $578)** | | **477** |

| | | |
|---|---|---|
| **KENYA 0.3%** | | |
| **Common Stocks 0.3%** | | |
| Equity Group Holdings | 1,062,466 | 431 |
| **Total Kenya (Cost $460)** | | **431** |
| **KUWAIT 10.2%** | | |
| **Common Stocks 10.2%** | | |
| Gulf Bank | 1,661,266 | 1,535 |
| Humansoft Holding | 367,189 | 3,883 |
| Mabanee | 1,008,838 | 2,075 |
| National Bank of Kuwait | 2,113,799 | 6,054 |
| **Total Kuwait (Cost $12,468)** | | **13,547** |
| **MOROCCO 2.1%** | | |
| **Common Stocks 2.1%** | | |
| Attijariwafa Bank | 13,533 | 640 |
| Label Vie | 7,190 | 1,459 |
| Societe d'Exploitation des Ports | 35,390 | 663 |
| **Total Morocco (Cost $2,721)** | | **2,762** |
| **NIGERIA 4.9%** | | |
| **Common Stocks 4.9%** | | |
| Dangote Cement | 2,032,489 | 1,040 |
| FBN Holdings | 81,869,191 | 1,648 |
| Guaranty Trust Bank | 29,541,922 | 2,731 |
| Nestle Nigeria | 292,525 | 1,160 |
| **Total Nigeria (Cost $8,141)** | | **6,579** |
| **RWANDA 1.4%** | | |
| **Common Stocks 1.4%** | | |
| BK Group (KES)(1) | 6,057,609 | 1,877 |
| **Total Rwanda (Cost $1,877)** | | **1,877** |

## SAUDI ARABIA 22.4%

**Common Stocks 22.4%**

| | | |
|---|---|---|
| Al Rajhi Bank | 340,858 | 9,209 |
| Almarai | 76,893 | 1,109 |
| Bupa Arabia for Cooperative Insurance | 90,634 | 2,046 |
| Herfy Food Services | 47,760 | 611 |
| Jarir Marketing | 25,001 | 1,018 |
| Mouwasat Medical Services | 103,057 | 2,077 |
| Samba Financial Group | 428,836 | 4,161 |
| Saudi Arabian Mining (1) | 86,256 | 1,265 |
| Saudi British Bank | 478,631 | 4,699 |
| Saudi For Hardware | 78,801 | 1,396 |
| United Electronics | 59,175 | 954 |
| United International Transportation | 175,333 | 1,315 |
| **Total Saudi Arabia (Cost $23,193)** | | **29,860** |

## SOUTH AFRICA 39.8%

**Common Stocks 39.8%**

| | | |
|---|---|---|
| Absa Group | 413,474 | 5,802 |
| AVI | 223,466 | 1,571 |
| Bid | 93,416 | 2,005 |
| Capitec Bank Holdings | 22,608 | 1,994 |
| Clicks Group | 66,399 | 987 |
| Dis-Chem Pharmacies (2) | 995,438 | 1,926 |
| Famous Brands (1) | 193,604 | 1,314 |
| FirstRand | 979,506 | 5,147 |
| Foschini Group | 142,227 | 1,822 |
| KAP Industrial Holdings | 2,554,329 | 1,654 |
| Life Healthcare Group Holdings | 525,962 | 1,078 |
| Massmart Holdings | 250,630 | 1,747 |
| Mr Price Group | 196,731 | 3,312 |
| MTN Group | 379,961 | 2,486 |
| Naspers, N Shares | 44,504 | 10,295 |
| Nedbank Group | 154,599 | 3,346 |
| PSG Group | 112,199 | 2,128 |

| | | |
|---|---|---|
| Sanlam | 695,594 | 4,422 |
| **Total South Africa (Cost $48,005)** | | **53,036** |

## TANZANIA 0.6%

| | | |
|---|---|---|
| **Common Stocks 0.6%** | | |
| NMB Bank | 415,822 | 359 |
| Vodacom Tanzania | 1,567,141 | 473 |
| **Total Tanzania (Cost $1,463)** | | **832** |

## UNITED ARAB EMIRATES 9.4%

| | | |
|---|---|---|
| **Common Stocks 9.4%** | | |
| Abu Dhabi Commercial Bank | 673,044 | 1,716 |
| ADES International Holding (USD)(1)(2) | 108,865 | 1,374 |
| Aramex | 1,643,220 | 1,904 |
| DP World (USD) | 78,454 | 1,395 |
| Emaar Malls | 1,262,086 | 540 |
| Emirates NBD | 113,029 | 294 |
| First Abu Dhabi Bank | 1,019,318 | 4,095 |
| National Bank of Ras Al-Khaimah | 1,059,288 | 1,183 |
| **Total United Arab Emirates (Cost $11,576)** | | **12,501** |

## UNITED KINGDOM 1.8%

| | | |
|---|---|---|
| **Common Stocks 1.8%** | | |
| Tullow Oil (1) | 366,337 | 984 |
| Vivo Energy (2) | 857,893 | 1,461 |
| **Total United Kingdom (Cost $2,830)** | | **2,445** |

## ZAMBIA 0.5%

| | | |
|---|---|---|
| **Common Stocks 0.5%** | | |
| Standard Chartered Bank Zambia | 3,064,909 | 662 |
| **Total Zambia (Cost $715)** | | **662** |

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE AFRICA & MIDDLE EAST FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Africa & Middle East Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital by investing primarily in the common stocks of companies located (or with primary operations) in Africa and the Middle East.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended January 31, 2019.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging and Frontier Markets
The fund may invest, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries; at period-end, approximately 78% of the fund’s net assets were invested in emerging markets and 18% in frontier markets. Emerging markets, and to a greater extent frontier markets, generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is significantly riskier than investing in other countries, including emerging markets.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

Unaudited

| Portfolio of Investments‡ (Cost and value in $000s) | Shares | $ Value |
|---|---|---|
| **ARGENTINA 0.6%** | | |
| **Common Stocks 0.6%** | | |
| MercadoLibre (USD) (1)(2) | 6,896 | 2,510 |
| **Total Argentina (Cost $2,047)** | | 2,510 |
| **AUSTRALIA 0.4%** | | |
| **Common Stocks 0.4%** | | |
| James Hardie Industries, GDR | 145,324 | 1,619 |
| **Total Australia (Cost $1,968)** | | 1,619 |
| **BELGIUM 0.4%** | | |
| **Common Stocks 0.4%** | | |
| Umicore | 40,132 | 1,697 |
| **Total Belgium (Cost $1,941)** | | 1,697 |
| **BRAZIL 1.2%** | | |
| **Common Stocks 0.5%** | | |
| Raia Drogasil | 47,314 | 805 |
| StoneCo, Class A (USD) (1)(2) | 60,464 | 1,337 |
| | | 2,142 |
| **Preferred Stocks 0.7%** | | |
| Itau Unibanco Holding (3) | 270,700 | 2,880 |
| | | 2,880 |
| **Total Brazil (Cost $4,408)** | | 5,022 |
| **CANADA 1.8%** | | |
| **Common Stocks 1.8%** | | |
| First Quantum Minerals | 106,334 | 1,231 |
| Seven Generations Energy, Class A (1)(2) | 245,702 | 1,907 |
| Shopify, Class A (USD) (2) | 9,614 | 1,620 |

| | | |
|---|---|---|
| TransCanada (USD) | 67,100 | 2,853 |
| **Total Canada (Cost $7,680)** | | **7,611** |

## CAYMAN ISLANDS 0.2%

**Common Stocks 0.2%**

| | | |
|---|---|---|
| ANT International, Class C, Acquisition Date: 6/7/18, Cost $862 (USD)(2)(4)(5) | 153,643 | 862 |
| **Total Cayman Islands (Cost $862)** | | **862** |

## CHINA 7.2%

**Common Stocks 6.1%**

| | | |
|---|---|---|
| 3SBio (HKD)(6) | 1,450,000 | 2,429 |
| Alibaba Group Holding, ADR (USD)(2) | 51,746 | 8,719 |
| BeiGene, ADR (USD)(1)(2) | 6,500 | 842 |
| China Resources Beer Holdings (HKD) | 530,000 | 1,863 |
| Ctrip.com International, ADR (USD)(2) | 55,890 | 1,861 |
| Tencent Holdings (HKD) | 143,300 | 6,379 |
| Tsingtao Brewery, H Shares (HKD) | 48,000 | 211 |
| Wuxi Biologics (HKD)(2)(6) | 366,500 | 3,169 |
| | | **25,473** |

**Common Stocks - China A shares 1.1%**

| | | |
|---|---|---|
| Iflytek (CNH) | 140,950 | 578 |
| Jiangsu Hengrui Medicine (CNH) | 358,778 | 3,180 |
| Suofeiya Home Collection (CNH) | 458,849 | 1,036 |
| | | **4,794** |
| **Total China (Cost $31,849)** | | **30,267** |

## DENMARK 0.6%

**Common Stocks 0.6%**

| | | |
|---|---|---|
| Chr Hansen Holding | 24,937 | 2,368 |
| **Total Denmark (Cost $2,262)** | | **2,368** |

## FRANCE 3.1%

| | | |
|---|---|---|
| **Common Stocks 3.1%** | | |
| Airbus | 21,866 | 2,520 |
| BNP Paribas | 35,377 | 1,667 |
| Dassault Systemes | 21,510 | 2,696 |
| Eurofins Scientific | 4,346 | 1,747 |
| Legrand | 17,713 | 1,049 |
| LVMH Moet Hennessy Louis Vuitton | 3,279 | 1,052 |
| TOTAL | 38,207 | 2,095 |
| **Total France (Cost $13,204)** | | **12,826** |

## GERMANY 2.3%

| | | |
|---|---|---|
| **Common Stocks 1.7%** | | |
| Infineon Technologies | 74,804 | 1,664 |
| Knorr-Bremse (2) | 16,925 | 1,674 |
| Wirecard | 11,989 | 1,988 |
| Zalando (2)(6) | 52,697 | 1,608 |
| | | **6,934** |
| **Preferred Stocks 0.6%** | | |
| Sartorius (3) | 16,500 | 2,477 |
| | | **2,477** |
| **Total Germany (Cost $9,354)** | | **9,411** |

## HONG KONG 0.9%

| | | |
|---|---|---|
| **Common Stocks 0.9%** | | |
| AIA Group | 334,400 | 3,020 |
| Hang Lung Properties | 429,000 | 939 |
| **Total Hong Kong (Cost $3,743)** | | **3,959** |

## INDIA 5.9%

| | | |
|---|---|---|
| **Common Stocks 5.9%** | | |
| Axis Bank (2) | 204,983 | 2,083 |
| Britannia Industries | 61,245 | 2,755 |

| | | |
|---|---|---|
| Godrej Consumer Products | 251,837 | 2,519 |
| HDFC Bank | 116,109 | 3,387 |
| HDFC Bank, ADR (USD)(1) | 10,900 | 1,070 |
| Housing Development Finance | 113,558 | 3,072 |
| Kotak Mahindra Bank | 272,093 | 4,816 |
| Pidilite Industries | 117,341 | 1,850 |
| Yes Bank | 1,060,365 | 2,910 |
| **Total India (Cost $21,550)** | | **24,462** |

## INDONESIA 2.7%

**Common Stocks 2.7%**

| | | |
|---|---|---|
| Bank Central Asia | 2,712,800 | 5,488 |
| Kalbe Farma | 14,430,300 | 1,654 |
| Sumber Alfaria Trijaya | 40,398,700 | 2,326 |
| Unilever Indonesia | 535,700 | 1,917 |
| **Total Indonesia (Cost $9,593)** | | **11,385** |

## JAPAN 3.3%

**Common Stocks 3.3%**

| | | |
|---|---|---|
| Chugai Pharmaceutical | 23,200 | 1,370 |
| Daiichi Sankyo | 34,100 | 1,183 |
| Eisai | 7,800 | 606 |
| FANUC | 12,100 | 2,058 |
| Keyence | 6,000 | 3,088 |
| Recruit Holdings | 62,900 | 1,688 |
| SoftBank Group | 26,300 | 2,071 |
| Sumitomo Metal Mining | 51,100 | 1,478 |
| **Total Japan (Cost $14,734)** | | **13,542** |

## MEXICO 0.4%

**Common Stocks 0.4%**

| | | |
|---|---|---|
| Concentradora Fibra Danhos | 1,267,675 | 1,817 |
| **Total Mexico (Cost $2,159)** | | **1,817** |

| | | |
|---|---|---|
| **NETHERLANDS 2.5%** | | |
| **Common Stocks 2.5%** | | |
| Adyen (2)(6) | 3,749 | 2,782 |
| ASML Holding (USD) | 20,485 | 3,585 |
| Heineken | 15,397 | 1,383 |
| Koninklijke DSM | 29,620 | 2,770 |
| **Total Netherlands (Cost $9,925)** | | **10,520** |
| **NIGERIA 0.4%** | | |
| **Common Stocks 0.4%** | | |
| Nestle Nigeria | 370,685 | 1,469 |
| **Total Nigeria (Cost $1,407)** | | **1,469** |
| **PERU 2.3%** | | |
| **Common Stocks 2.3%** | | |
| Credicorp (USD) | 17,490 | 4,246 |
| InRetail Peru (USD)(2)(6) | 158,516 | 5,413 |
| **Total Peru (Cost $7,070)** | | **9,659** |
| **PHILIPPINES 3.2%** | | |
| **Common Stocks 3.2%** | | |
| Ayala Land | 3,783,400 | 3,233 |
| BDO Unibank | 1,076,536 | 2,797 |
| Jollibee Foods | 327,820 | 1,991 |
| SM Investments | 287,069 | 5,476 |
| **Total Philippines (Cost $12,793)** | | **13,497** |
| **PORTUGAL 0.2%** | | |
| **Common Stocks 0.2%** | | |
| Galp Energia | 50,937 | 796 |
| **Total Portugal (Cost $1,004)** | | **796** |

## SINGAPORE 0.2%

| | | |
|---|---|---|
| **Common Stocks 0.2%** | | |
| Sea, ADR (USD)(1)(2) | 65,654 | 920 |
| **Total Singapore (Cost $767)** | | **920** |

## SOUTH AFRICA 0.6%

| | | |
|---|---|---|
| **Common Stocks 0.6%** | | |
| Naspers, N Shares | 4,506 | 1,042 |
| Sanlam | 244,514 | 1,554 |
| **Total South Africa (Cost $2,722)** | | **2,596** |

## SOUTH KOREA 0.5%

| | | |
|---|---|---|
| **Common Stocks 0.5%** | | |
| Samsung Electronics | 48,935 | 2,040 |
| **Total South Korea (Cost $2,165)** | | **2,040** |

## SWEDEN 1.0%

| | | |
|---|---|---|
| **Common Stocks 1.0%** | | |
| Assa Abloy, B Shares | 78,367 | 1,460 |
| Hexagon, B Shares | 54,451 | 2,667 |
| **Total Sweden (Cost $4,325)** | | **4,127** |

## SWITZERLAND 1.7%

| | | |
|---|---|---|
| **Common Stocks 1.7%** | | |
| Julius Baer Group | 30,448 | 1,224 |
| Lonza Group | 5,949 | 1,572 |
| Nestle | 29,347 | 2,558 |
| Roche Holding | 6,227 | 1,657 |
| **Total Switzerland (Cost $7,363)** | | **7,011** |

## THAILAND 0.6%

| | | |
|---|---|---|
| **Common Stocks 0.6%** | | |
| Central Pattana, NVDR | 328,200 | 840 |
| CP ALL | 618,200 | 1,538 |
| **Total Thailand (Cost $2,251)** | | **2,378** |

## TURKEY 0.6%

| | | |
|---|---|---|
| **Common Stocks 0.6%** | | |
| BIM Birlesik Magazalar | 65,857 | 1,151 |
| Ulker Biskuvi Sanayi | 410,031 | 1,463 |
| **Total Turkey (Cost $2,551)** | | **2,614** |

## UNITED KINGDOM 3.9%

| | | |
|---|---|---|
| **Common Stocks 3.9%** | | |
| ASOS (1)(2) | 53,664 | 2,327 |
| Diageo | 34,406 | 1,313 |
| Farfetch, Class A (USD)(1)(2) | 103,841 | 2,092 |
| Ocado Group (2) | 152,393 | 1,983 |
| Prudential | 111,933 | 2,189 |
| Rentokil Initial | 669,123 | 2,955 |
| Rolls-Royce Holdings | 133,335 | 1,550 |
| Unilever | 31,840 | 1,673 |
| **Total United Kingdom (Cost $17,691)** | | **16,082** |

## UNITED STATES 50.5%

| | | |
|---|---|---|
| **Common Stocks 50.4%** | | |
| Agilent Technologies | 25,300 | 1,924 |
| Alphabet, Class C (2) | 11,062 | 12,349 |
| Altaba (1)(2)(7) | 85,921 | 5,886 |
| Amazon.com (2) | 8,831 | 15,178 |
| American Water Works | 17,700 | 1,693 |
| Apple | 21,300 | 3,545 |
| Becton Dickinson & Company | 16,889 | 4,213 |

| | | |
|---|---|---|
| Boeing | 14,910 | 5,750 |
| Booking Holdings (2) | 1,231 | 2,256 |
| Cabot Oil & Gas | 51,400 | 1,282 |
| Centene (2) | 13,166 | 1,719 |
| Charles Schwab | 135,498 | 6,337 |
| Chubb | 16,021 | 2,132 |
| Cigna | 19,056 | 3,808 |
| Citigroup | 65,098 | 4,196 |
| Cognex (1) | 41,900 | 1,906 |
| Concho Resources (1)(2) | 15,000 | 1,798 |
| Continental Resources (1)(2) | 29,400 | 1,357 |
| CoStar Group (2) | 2,642 | 1,032 |
| Danaher | 29,809 | 3,306 |
| EOG Resources (1) | 18,913 | 1,876 |
| Estee Lauder, Class A | 11,500 | 1,569 |
| Facebook, Class A (2) | 53,402 | 8,902 |
| First Republic Bank | 16,612 | 1,605 |
| Fiserv (2) | 16,054 | 1,331 |
| Fortune Brands Home & Security | 28,585 | 1,295 |
| Gartner (1)(2) | 13,600 | 1,848 |
| General Electric | 341,000 | 3,465 |
| Hilton Worldwide Holdings | 25,360 | 1,889 |
| Illinois Tool Works (1) | 17,227 | 2,365 |
| Intuit | 22,787 | 4,918 |
| Intuitive Surgical (2) | 7,303 | 3,824 |
| JPMorgan Chase | 31,396 | 3,250 |
| Marriott International, Class A (1) | 17,718 | 2,029 |
| Marsh & McLennan | 15,911 | 1,403 |
| Maxim Integrated Products (1) | 35,300 | 1,916 |
| MGM Resorts International | 67,200 | 1,978 |
| Microsoft | 41,081 | 4,290 |
| Morgan Stanley | 59,523 | 2,518 |
| Netflix (2) | 11,826 | 4,015 |
| NextEra Energy | 9,400 | 1,682 |
| Northrop Grumman | 11,300 | 3,114 |
| NVIDIA | 10,900 | 1,567 |

| | | |
|---|---|---|
| PayPal Holdings (1)(2) | 28,998 | 2,574 |
| Prologis, REIT (1) | 33,000 | 2,282 |
| Roper Technologies (1) | 15,031 | 4,258 |
| salesforce.com (2) | 27,169 | 4,129 |
| Sempra Energy (1) | 25,782 | 3,016 |
| Sensata Technologies Holding (1)(2) | 33,054 | 1,570 |
| ServiceNow (1)(2) | 11,800 | 2,596 |
| Splunk (1)(2) | 29,691 | 3,707 |
| State Street (1) | 18,655 | 1,323 |
| Stryker | 19,490 | 3,461 |
| Tapestry | 21,872 | 847 |
| TD Ameritrade Holding | 86,090 | 4,817 |
| Tesla (2) | 22,698 | 6,969 |
| Trimble (2) | 27,800 | 1,047 |
| UnitedHealth Group | 15,440 | 4,172 |
| Veeva Systems, Class A (2) | 13,100 | 1,429 |
| Vertex Pharmaceuticals (2) | 19,706 | 3,762 |
| Visa, Class A | 28,865 | 3,897 |
| Waste Connections | 22,026 | 1,841 |
| WellCare Health Plans (2) | 9,765 | 2,700 |
| Workday, Class A (2) | 29,609 | 5,375 |
| | | **210,088** |
| **Convertible Preferred Stocks 0.1%** | | |
| Magic Leap, Series D, Acquisition Date: 10/12/17, Cost $286 (2)(4)(5) | 10,600 | 286 |
| | | **286** |
| **Total United States (Cost $191,966)** | | **210,374** |
| **VIETNAM 0.7%** | | |
| **Common Stocks 0.7%** | | |
| Masan Group (2) | 573,055 | 1,927 |
| Military Commercial Joint Stock Bank | 860,010 | 868 |
| **Total Vietnam (Cost $2,851)** | | **2,795** |

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL GROWTH STOCK FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Growth Stock Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of large-cap companies throughout the world, including the U.S.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended January 31, 2019.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended January 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at January 31, 2019, totaled $0 for the period ended January 31, 2019.

NOTE 3 – DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in derivatives, such as bilateral swaps, forward currency exchange contracts, or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the same business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. Collateral posted or received by the fund is held in a segregated account by the fund’s custodian. As of January 31, 2019, no collateral was pledged by either the fund or counterparties for bilateral derivatives.

While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions.

Forward Currency Exchange Contracts
The fund uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging and Frontier Markets
The fund may invest, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries; at period-end, approximately 26% of the fund’s net assets were invested in emerging markets and 2% in frontier markets. Emerging markets, and to a greater extent frontier markets, generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is significantly riskier than investing in other countries, including emerging markets.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At January 31, 2019, the value of loaned securities was $16,312,000; the value of cash collateral and related investments was $17,035,000.

NOTE 5 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

T. ROWE PRICE ASIA OPPORTUNITIES FUND

Unaudited

## INDONESIA 3.0%

**Common Stocks 3.0%**

| | | |
|---|---|---|
| Bank Central Asia | 760,300 | 1,538 |
| Sumber Alfaria Trijaya | 18,019,900 | 1,038 |
| Summarecon Agung | 9,259,600 | 687 |
| **Total Indonesia (Cost $2,343)** | | **3,263** |

## MALAYSIA 1.5%

**Common Stocks 1.5%**

| | | |
|---|---|---|
| British American Tobacco Malaysia | 180,100 | 1,692 |
| **Total Malaysia (Cost $1,308)** | | **1,692** |

## PHILIPPINES 3.3%

**Common Stocks 3.3%**

| | | |
|---|---|---|
| BDO Unibank | 408,598 | 1,061 |
| Jollibee Foods | 123,450 | 750 |
| Philippine Seven | 776,971 | 1,812 |
| **Total Philippines (Cost $2,996)** | | **3,623** |

## SINGAPORE 3.8%

**Common Stocks 3.8%**

| | | |
|---|---|---|
| DBS Group | 147,800 | 2,634 |
| SATS | 435,800 | 1,572 |
| **Total Singapore (Cost $3,840)** | | **4,206** |

## SOUTH KOREA 14.6%

**Common Stocks 14.6%**

| | | |
|---|---|---|
| AMOREPACIFIC Group (1) | 19,769 | 1,222 |
| LG Chem | 3,616 | 1,200 |
| LG Electronics | 17,098 | 1,026 |

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ASIA OPPORTUNITIES FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Asia Opportunities Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended January 31, 2019.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging market countries; at period-end, approximately 82% of the fund’s net assets were invested in emerging markets. Emerging markets generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At January 31, 2019, the value of loaned securities was $83,000; the value of cash collateral and related investments was $88,000.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

T. ROWE PRICE INTERNATIONAL DISCIPLINED EQUITY FUND

Unaudited

**Portfolio of Investments‡**
(Cost and value in $000s)

| | Shares | $ Value |
|---|---|---|
| **AUSTRALIA 1.9%** | | |
| **Common Stocks 1.9%** | | |
| Amcor | 237,505 | 2,358 |
| Total Australia (Cost $2,372) | | 2,358 |
| **BELGIUM 2.9%** | | |
| **Common Stocks 2.9%** | | |
| Groupe Bruxelles Lambert | 22,343 | 2,105 |
| Ontex Group | 63,579 | 1,354 |
| Total Belgium (Cost $3,377) | | 3,459 |
| **CANADA 3.3%** | | |
| **Common Stocks 3.3%** | | |
| Power of Canada | 84,900 | 1,688 |
| Sprott Physical Gold & Silver Trust (USD)(1)(2) | 181,300 | 2,360 |
| Total Canada (Cost $3,984) | | 4,048 |
| **DENMARK 2.4%** | | |
| **Common Stocks 2.4%** | | |
| H Lundbeck | 30,831 | 1,354 |
| Novozymes, B Shares | 36,090 | 1,509 |
| Total Denmark (Cost $2,827) | | 2,863 |
| **FINLAND 1.3%** | | |
| **Common Stocks 1.3%** | | |
| Sampo, A Shares | 35,432 | 1,623 |
| Total Finland (Cost $1,659) | | 1,623 |

## FRANCE 10.4%

| | | |
|---|---|---|
| **Common Stocks 10.4%** | | |
| BNP Paribas | 43,769 | 2,063 |
| JCDecaux | 44,555 | 1,320 |
| Klepierre | 52,307 | 1,793 |
| Sanofi | 17,464 | 1,518 |
| Schneider Electric | 21,302 | 1,515 |
| TOTAL | 50,259 | 2,755 |
| Wendel | 13,289 | 1,619 |
| Total France (Cost $12,919) | | 12,583 |

## GERMANY 13.0%

| | | |
|---|---|---|
| **Common Stocks 11.4%** | | |
| Allianz | 6,335 | 1,344 |
| BASF | 22,044 | 1,615 |
| Bayer | 25,288 | 1,917 |
| Beiersdorf | 20,963 | 2,098 |
| Continental | 8,899 | 1,406 |
| Daimler | 27,409 | 1,624 |
| Deutsche Telekom | 70,845 | 1,152 |
| GEA Group | 41,883 | 1,154 |
| Siemens | 13,943 | 1,531 |
| | | 13,841 |
| **Preferred Stocks 1.6%** | | |
| Henkel (3) | 20,567 | 2,002 |
| | | 2,002 |
| Total Germany (Cost $17,001) | | 15,843 |

## HONG KONG 3.0%

| | | |
|---|---|---|
| **Common Stocks 3.0%** | | |
| AIA Group | 95,800 | 865 |

| | | |
|---|---|---|
| CK Hutchison Holdings | 142,972 | 1,444 |
| Samsonite International (4) | 442,200 | 1,315 |
| **Total Hong Kong (Cost $3,686)** | | **3,624** |

## ITALY 2.7%

**Common Stocks 2.7%**

| | | |
|---|---|---|
| Eni | 120,031 | 2,035 |
| PRADA (HKD) | 359,300 | 1,189 |
| **Total Italy (Cost $3,125)** | | **3,224** |

## JAPAN 15.5%

**Common Stocks 15.5%**

| | | |
|---|---|---|
| Asics | 120,900 | 1,750 |
| Astellas Pharma | 81,300 | 1,206 |
| Hoshizaki | 22,800 | 1,619 |
| Hoya | 19,900 | 1,155 |
| Japan Tobacco | 89,200 | 2,258 |
| Kirin Holdings | 50,400 | 1,203 |
| Mitsubishi | 61,100 | 1,791 |
| Mitsubishi Electric | 149,900 | 1,886 |
| Nippon Telegraph & Telephone | 37,100 | 1,595 |
| Olympus | 5,700 | 234 |
| Otsuka Holdings | 31,200 | 1,280 |
| Shimano | 8,200 | 1,151 |
| Suntory Beverage & Food | 36,900 | 1,634 |
| **Total Japan (Cost $18,061)** | | **18,762** |

## NETHERLANDS 5.4%

**Common Stocks 5.4%**

| | | |
|---|---|---|
| ASML Holding | 10,915 | 1,909 |
| HAL Trust | 9,955 | 1,549 |
| Heineken | 16,855 | 1,514 |

| | | |
|---|---|---|
| Unilever, GDR | 29,196 | 1,563 |
| Total Netherlands (Cost $6,444) | | 6,535 |

## NORWAY 0.7%

**Common Stocks 0.7%**

| | | |
|---|---|---|
| Yara International | 20,603 | 852 |
| Total Norway (Cost $835) | | 852 |

## SWEDEN 7.0%

**Common Stocks 7.0%**

| | | |
|---|---|---|
| Assa Abloy, B Shares | 72,125 | 1,344 |
| Essity, B Shares | 43,996 | 1,217 |
| Industrivarden, C Shares | 73,444 | 1,514 |
| Investor, B Shares | 31,820 | 1,400 |
| Kinnevik, Class B | 61,940 | 1,514 |
| L E Lundbergforetagen, B Shares | 48,976 | 1,512 |
| Total Sweden (Cost $8,264) | | 8,501 |

## SWITZERLAND 7.7%

**Common Stocks 7.7%**

| | | |
|---|---|---|
| Nestle | 24,135 | 2,104 |
| Novartis | 23,098 | 2,017 |
| Pargesa Holding | 26,555 | 2,096 |
| Roche Holding | 7,938 | 2,112 |
| Zurich Insurance Group | 3,398 | 1,066 |
| Total Switzerland (Cost $8,401) | | 9,395 |

## UNITED KINGDOM 11.3%

**Common Stocks 11.3%**

| | | |
|---|---|---|
| BAE Systems | 276,802 | 1,862 |
| BHP Billiton | 55,048 | 1,230 |
| British American Tobacco | 34,011 | 1,199 |

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCIPLINED EQUITY FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Disciplined Equity Fund (the fund), formerly the International Concentrated Equity Fund, is a nondiversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments in stocks of non-U.S. companies.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended January 31, 2019.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

NOTE 5 – SUBSEQUENT EVENT

Effective March 1, 2019, the T. Rowe Price International Concentrated Equity Fund was renamed the T. Rowe Price International Disciplined Equity Fund.

T. ROWE PRICE EMERGING MARKETS DISCOVERY STOCK FUND

(Unaudited)

**Portfolio of Investments‡**
(Cost and value in $000s)

| | Shares | $ Value |
|---|---|---|
| **AUSTRIA 1.2%** | | |
| **Common Stocks 1.2%** | | |
| Erste Group Bank | 25,066 | 875 |
| **Total Austria (Cost $788)** | | **875** |
| **BRAZIL 7.0%** | | |
| **Common Stocks 3.1%** | | |
| Banco BTG Pactual, Equity Units | 180,100 | 1,462 |
| Transmissora Alianca de Energia Eletrica, Equity Units | 105,745 | 746 |
| | | **2,208** |
| **Preferred Stocks 3.9%** | | |
| Banco Bradesco (1) | 87,484 | 1,086 |
| Marcopolo (1) | 947,030 | 1,060 |
| Petroleo Brasileiro (1) | 85,200 | 599 |
| | | **2,745** |
| **Total Brazil (Cost $3,300)** | | **4,953** |
| **CHINA 32.2%** | | |
| **Common Stocks 32.2%** | | |
| Agricultural Bank of China, H Shares (HKD) | 3,120,000 | 1,477 |
| Anhui Conch Cement, H Shares (HKD) | 240,500 | 1,312 |
| China Overseas Land & Investment (HKD) | 396,000 | 1,494 |
| China Resources Power Holdings (HKD) | 326,000 | 653 |
| CNOOC (HKD) | 742,000 | 1,240 |
| Fosun International (HKD) | 1,001,500 | 1,503 |
| Haier Electronics Group (HKD) | 296,000 | 850 |
| Industrial & Commercial Bank of China, H Shares (HKD) | 1,891,000 | 1,469 |
| Kunlun Energy (HKD) | 1,076,000 | 1,150 |
| Lenovo Group (HKD) | 444,000 | 324 |
| Lonking Holdings (HKD) | 2,347,000 | 793 |
| PICC Property & Casualty, H Shares (HKD) | 483,000 | 500 |
| Ping An Insurance Group, H Shares (HKD) | 110,500 | 1,076 |

| | | |
|---|---|---|
| Sinopec Engineering Group, H Shares (HKD) | 1,729,500 | 1,700 |
| Sinopharm Group, H Shares (HKD) | 314,400 | 1,405 |
| Tsingtao Brewery, H Shares (HKD) | 250,000 | 1,100 |
| Uni-President China Holdings (HKD) | 767,000 | 683 |
| Yangzijiang Shipbuilding Holdings (SGD) | 478,600 | 500 |
| YY, ADR (USD)(2) | 15,752 | 1,094 |
| Zhejiang Expressway, Class H (HKD) | 1,232,000 | 1,269 |
| Zhuzhou CRRC Times Electric, H Shares (HKD) | 217,000 | 1,207 |
| **Total China (Cost $20,674)** | | **22,799** |

## COLOMBIA 1.0%

**Preferred Stocks 1.0%**

| | | |
|---|---|---|
| Grupo Aval Acciones y Valores (1) | 2,115,824 | 729 |
| **Total Colombia (Cost $699)** | | **729** |

## EGYPT 1.5%

**Common Stocks 1.5%**

| | | |
|---|---|---|
| OCI (EUR)(2) | 50,626 | 1,071 |
| **Total Egypt (Cost $1,039)** | | **1,071** |

## INDIA 3.9%

**Common Stocks 3.9%**

| | | |
|---|---|---|
| ICICI Bank, ADR (USD) | 128,370 | 1,311 |
| State Bank of India (2) | 345,888 | 1,439 |
| **Total India (Cost $2,328)** | | **2,750** |

## INDONESIA 2.3%

**Common Stocks 2.3%**

| | | |
|---|---|---|
| Bank Negara Indonesia Persero | 2,505,100 | 1,635 |

| | | |
|---|---|---|
| **Total Philippines (Cost $1,573)** | | **1,501** |
| **ROMANIA 0.9%** | | |
| **Common Stocks 0.9%** | | |
| BRD-Groupe Societe Generale | 249,094 | 604 |
| **Total Romania (Cost $721)** | | **604** |
| **RUSSIA 4.7%** | | |
| **Common Stocks 4.7%** | | |
| Mail.Ru Group, GDR (USD)(2) | 50,284 | 1,240 |
| Sberbank of Russia, ADR (USD) | 152,947 | 2,080 |
| **Total Russia (Cost $3,022)** | | **3,320** |
| **SAUDI ARABIA 2.3%** | | |
| **Common Stocks 2.3%** | | |
| Saudi British Bank | 168,925 | 1,658 |
| **Total Saudi Arabia (Cost $1,353)** | | **1,658** |
| **SOUTH AFRICA 12.1%** | | |
| **Common Stocks 12.1%** | | |
| Absa Group | 130,951 | 1,838 |
| Massmart Holdings | 149,165 | 1,039 |
| Naspers, N Shares | 6,939 | 1,605 |
| Nedbank Group | 85,425 | 1,849 |
| Telkom SA SOC | 215,613 | 1,091 |
| Tsogo Sun Holdings | 783,797 | 1,170 |
| **Total South Africa (Cost $7,877)** | | **8,592** |
| **SOUTH KOREA 9.8%** | | |
| **Common Stocks 9.8%** | | |
| Hyundai Heavy Industries (2) | 8,969 | 1,122 |

| | | |
|---|---|---|
| POSCO | 3,646 | 900 |
| Samsung Electronics | 93,895 | 3,915 |
| SK Hynix | 15,523 | 1,038 |
| **Total South Korea (Cost $5,758)** | | **6,975** |

## SWITZERLAND 1.3%

**Common Stocks 1.3%**

| | | |
|---|---|---|
| LafargeHolcim | 19,015 | 894 |
| **Total Switzerland (Cost $1,009)** | | **894** |

## TAIWAN 1.6%

**Common Stocks 1.6%**

| | | |
|---|---|---|
| Cathay Financial Holding | 277,000 | 398 |
| Largan Precision | 6,000 | 763 |
| **Total Taiwan (Cost $1,031)** | | **1,161** |

## THAILAND 2.0%

**Common Stocks 2.0%**

| | | |
|---|---|---|
| Land & Houses, NVDR | 4,121,900 | 1,414 |
| **Total Thailand (Cost $1,201)** | | **1,414** |

## UNITED ARAB EMIRATES 0.6%

**Common Stocks 0.6%**

| | | |
|---|---|---|
| Abu Dhabi Commercial Bank | 172,405 | 440 |
| **Total United Arab Emirates (Cost $299)** | | **440** |

## UNITED KINGDOM 2.3%

**Common Stocks 2.3%**

| | | |
|---|---|---|
| Standard Chartered | 204,260 | 1,647 |

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS DISCOVERY STOCK FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Discovery Stock Fund (the fund), formerly the Emerging Markets Value Stock Fund, is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended January 31, 2019.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging and Frontier Markets
The fund may invest, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries; at period-end, approximately 90% of the fund’s net assets were invested in emerging markets and 2% in frontier markets. Emerging markets, and to a greater extent frontier markets, generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is significantly riskier than investing in other countries, including emerging markets.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

NOTE 5 – SUBSEQUENT EVENT

Effective March 1, 2019, the T. Rowe Price Emerging Markets Value Stock Fund was renamed the T. Rowe Price Emerging Markets Discovery Stock Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date March 26, 2019

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date March 26, 2019

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date March 26, 2019